OPPENHEIMER CHAMPION INCOME FUND
Semiannual Report March 31, 1997

[Photo]

"We need our
money to
WORK
as hard as
it can."

[LOGO]

OPPENHEIMERFUNDS
THE RIGHT WAY TO INVEST

            News

     Standardized Yields


For the 30 Days Ended 3/31/97:3

Class A

 7.97%

Class B

 7.53%

Class C

 7.58%

      Beat the Average

Cumulative Total Return for the 5-Year Period Ended 3/31/97:

Oppenheimer Champion Income Fund
Class A Shares (at net asset value)(1)

 70.09%

Lipper High Current Yield Average for 61 Funds for the 5-Year Period Ended 3/3 1/97(4)

 65.71%

THE FUND'S CLASS A SHARES WERE RANKED ***** BY MORNINGSTAR MUTUAL FUNDS AMONG 1,172 (3-YEAR) AND 630 (5-YEAR) TAXABLE BOND FUNDS FOR THE COMBINED 3- AND 5-YEAR PERIODS ENDED 3/31/97.(5)

This Fund is for people who want HIGH INCOME and the potential for growth.

HOW YOUR FUND IS MANAGED

Oppenheimer Champion Income Fund seeks high current income with a secondary objective of capital growth. The Fund invests in high-yielding, lower-rated corporate bonds. These types of securities often offer among the highest income levels available from any type of fixed income investment and help provide the potential for long-term growth.

PERFORMANCE

Total returns for the six months ended 3/31/97 were 4.09% for Class A shares, 3.69% for Class B shares and 3.70% for Class C shares, without deducting sales charges.(1)

         Your Fund's average annual total returns for Class A shares for the 1- and 5-year periods ended 3/31/97 and since inception on 11/16/87 were 5.03%, 10.13% and 12.41%, respectively. For Class B shares, average annual total returns for the 1-year period ended 3/31/97 and since inception on 10/2/95 were 4.40% and 8.08%, respectively. For Class C shares, average annual total returns for the 1-year period ended 3/31/97 and since inception on 12/1/93 were 8.53% and 7.86%, respectively.(2)

OUTLOOK

"We feel it is imprudent to take undue risk if it is not compensated by return, and we are positioning the Fund in some relatively higher-rated, high-yield credits to protect from any downside potential in 1997."

                                        Ralph Stellmacher, Portfolio Manager
                                                              March 31, 1997


Total returns include change in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. IN REVIEWING PERFORMANCE AND RANKINGS, PLEASE REMEMBER THAT PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND
PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST.
1. Includes the change in net asset value per share without deducting any sales charges. Such performance is not annualized and would have been lower if sales charges were taken into account.
2. Class A returns include the current maximum initial sales charge of 4.75%. The Fund's maximum sales charge rate for Class A shares was higher during a portion of some of the periods shown, and actual investment results would be less. Class B returns include the applicable contingent deferred sales charge of 5% (1 year) and 4% (since inception). Class C returns include the 1% contingent deferred sales charge for the 1-year result. An explanation of the different returns is in the Fund's prospectus. Class B and Class C shares are subject to an annual 0.75% asset-based sales charge.
3. Standardized yield is based on net investment income for the 30-day period ended 3/31/97. Falling net asset values will tend to artificially raise yields.
4. Source: Lipper Analytical Services, 3/31/97. The Lipper average is shown for comparative purposes only. Funds included in the index may have different investment policies and risks than the Fund. Oppenheimer Champion Income Fund is characterized by Lipper as a high current yield fund. Lipper performance is based on total return and does not take sales charges into account.
5. Source: MORNINGSTAR MUTUAL FUNDS, 3/31/97. Morningstar, Inc. ranks mutual funds in broad investment classes, based on risk-adjusted investment return after considering sales charges and expenses. Return and risk are measured as performance above and below 90-day U.S. Treasury bill returns, respectively. Current star rankings are based on the weighted average of 3-, 5- and 10-year (if applicable) rankings for a fund or class and are subject to change monthly. The top 10%: 5 stars. Next 22.5%: 4 stars. Middle 35%: 3 stars. Next 22.5%: 2 stars. Bottom 10%: 1 star. The Fund's Class A shares are ranked 5 stars (3-year) and 5 stars (5-year), weighted 40% and 60%, respectively, and 4 stars (1-year) among 1,696 funds.


2  Oppenheimer Champion Income Fund

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[PHOTO]
James C. Swain
Chairman
Oppenheimer
Champion
Income Fund

[PHOTO]
Bridget A. Macaskill
President
Oppenheimer
Champion
Income Fund

Dear Shareholder,

As we enter the second quarter, we are optimistic regarding the prospects for fixed income investors who maintain a long-term perspective. While U.S. economic policy makers face a considerable challenge in 1997, maintaining the delicate balance between moderate growth and low inflation, we believe current political and economic stability creates a favorable environment for long-term investments. In fact, the current economic trend appears to follow the pattern that emerged in early 1996.

     The similarities between the first few months of 1996 and those of 1997 are striking. In both cases, economic growth was slightly more robust than expected, and many experts were concerned that an overheating economy would generate inflation. On March 18th, as a preemptive move against inflation, Federal Reserve Board Chairman Alan Greenspan raised short-term interest rates by a modest amount. This was the first change in monetary policy since January 1996, and the first increase in short-term interest rates in over two years. Today, it appears this initial interest-rate increase may not be the last, and investors remain concerned about high stock market valuations and the potential re-emergence of inflation.

     At OppenheimerFunds, we are optimistic regarding the long-term expectations for fixed income markets. We maintain that economic growth will not accelerate substantially but should continue at a modest rate. In addition, as investors in general become more realistic about stock market returns, we foresee fixed income investments becoming attractive relative to potentially more volatile investments in equities.

     In the near term, select yield-oriented securities, such as mortgage-backed and foreign securities--particularly those in emerging markets--are well-positioned for producing higher returns and current income. That's because mortgage-backed securities perform well in a rising interest-rate environment, and emerging market securities tend to be less sensitive to U.S. interest-rate and currency movements. Our long-term outlook is that we may see an increase in the demand for U.S. fixed income products which could drive yields lower and make it difficult to maintain today's income stream. However, this increased demand could provide the fixed income investor with enhanced long-term investment opportunities.

     Your portfolio managers discuss the outlook for your Fund in light of these broad issues on the following pages. Thank you for your confidence in OppenheimerFunds, The RIGHT WAY to Invest. We look forward to helping you reach your investment goals in the future.



/s/James C. Swain

James C. Swain


/s/ Bridget A. Macaskill

Bridget A. Macaskill



April 21, 1997


3  Oppenheimer Champion Income Fund
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[PHOTO]

[PHOTO]

Which investments made positive contributions?


Q + A

AN INTERVIEW WITH YOUR FUND'S MANAGERS.

HOW DID THE FUND PERFORM?

A convergence of global competition, technological inno-vations and financial-market deregulation have created the well-balanced economy that contributed to the Fund's positive return during the period. Oppenheimer Champion Income Fund's Class A shares returned 4.09%, before sales charges, for the six-month period ending March 31, 1997.1

WHAT INVESTMENTS OR MARKET FACTORS MADE POSITIVE CONTRIBUTIONS TO
PERFORMANCE?

Some of the Fund's best performers were in the telecommunications industry, which has grown faster than the economy at large, and provided higher-than-average yields. We found some opportunities among attractively priced start-up companies trying to succeed in the newly dereg-ulated industry.

     In addition, the energy sector provided some strong performers. We started the period at almost double our normal weighting, and benefited from high oil and natural-gas prices. After a warmer than expected winter, we anticipate that declining demand, matched with a steady supply, should place downward pressure on prices. Therefore, we have recently reduced our weighting in this sector to just slightly above normal.2

DID ANY INVESTMENTS NOT PERFORM AS EXPECTED?

Our holdings in developed-market government bonds hurt the Fund's performance for the period. These bonds were held in the issuer's local currency, and only half were hedged to protect the Fund against local currency depre-ciation. When the U.S. dollar began to appreciate, the Fund suffered from declining returns. We did, however, maintain some positive return, since half of the holdings were hedged.

[PHOTO]


1. Includes the change in net asset value per share without deducting any sales charges. Such performance is not annualized and would have been lower if sales charges were taken into account.
2. The Fund's portfolio is subject to change.


4  Oppenheimer Champion Income Fund

FACING PAGE
Top left: Ralph Stellmacher, Portfolio Manager

Top right: Scott Scharer, Member
of Fixed Income Investments Team

Bottom: Len Darling, Executive
VP, Director of Fixed Income Investments

THIS PAGE
Top: Ralph Stellmacher

Bottom: David Negri with Mark
Frank, Members of Fixed Income
Investments Team


A Some of the Fund's best performers were in the telecommunications industry.


     In 1996, valuations in the high-yield bond market tightened in relation to U.S. Treasuries, reaching spreads as narrow as they have been since the mid-1980s. In addition, within high-yield bond issues, the spread between BB, high-tier high yields, and B, low-tier high yields, has tightened. We moved much of the portfolio into relatively higher-quality high yields (B, BB). Unfortunately for the Fund, in the latter half of the period, the lowest-quality sectors of the high-yield market (B-, CCC) outperformed all other high-yield bonds. The Fund's per-formance was hurt by our relative underweighting in the higher-risk high-yield bonds.

WHAT AREAS ARE YOU CURRENTLY TARGETING?

After a slowdown in the early 1990s, the aerospace industry is once again growing. Airline companies are ordering more aircraft to replace aging fleets, and are keeping manufacturers very busy. These large manufacturers need parts from smaller-parts producers, and we are looking to invest in companies benefiting from these increased orders.

[PHOTO]

     Because they offer relatively high yield potential, we are also targeting the metals/minerals and chemicals sectors, and will continue to seek income from bonds in these sectors. At some point in the future, we expect prices to appreciate in these sectors, if the economies of Europe and Japan enter stronger-growth periods and boost commodity-related product prices through stronger demand.

[PHOTO]

WHAT IS YOUR OUTLOOK FOR THE FUND?

Although we are fundamentally optimistic about the high-yield global marketplace, we are cautious as we continue in 1997. For the past five years, high-yield bonds have provided the best-performing fixed income market, and we have seen record investor inflows. Since demand is rising at a faster rate than supply, the spread on yields is tightening, and some high-yield, riskier bonds are returning only slightly more than higher-rated credits. We feel it is imprudent to take undue risk if it is not compensated by return, and we are positioning the Fund in some relatively higher-rated, high-yield credits to protect from any downside potential in 1997.


5  Oppenheimer Champion Income Fund

                                   STATEMENT OF INVESTMENTS   March 31, 1997 (Unaudited)

                                                                                                       FACE          MARKET VALUE
                                                                                                       AMOUNT(1)     SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS--0.8%
----------------------------------------------------------------------------------------------------------------------------------
                                   Federal Home Loan Mortgage Corp., Interest-Only
                                   Stripped Mtg.-Backed Security,
                                   Trust 177, Cl. B, 13.78%, 7/1/26(2)                                 $  1,463,219  $    545,506
                                   -----------------------------------------------------------------------------------------------
                                   Federal National Mortgage Assn., Interest-Only Stripped
                                   Mtg.-Backed Security, Trust 240,
                                   Cl. 2, 13.40%, 9/1/23(2)                                               6,692,132     2,376,752
                                   -----------------------------------------------------------------------------------------------
                                   Morgan Stanley Capital I, Inc., Commercial Mtg. Pass-Through
                                   Certificates, Series 1996-C1, Cl. E, 7.51%, 2/15/28(3)(4)              1,513,000     1,213,237
                                   -----------------------------------------------------------------------------------------------
                                   Resolution Trust Corp., Commercial Mtg.
                                   Pass-Through Certificates:
                                   Series 1994-C2, Cl. E, 8%, 4/25/25                                       460,317       454,132
                                   Series 1995-C1, Cl. F, 6.90%, 2/25/27                                    352,091       307,750
                                   -----------------------------------------------------------------------------------------------
                                   Salomon Brothers Mortgage Securities VII,
                                   Series 1996-C1, Cl. E, 9.18%, 1/20/06                                    704,000       660,880
                                                                                                                     ------------
                                   Total Mortgage-Backed Obligations (Cost $5,090,975)                                  5,558,257
----------------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS--3.3%
----------------------------------------------------------------------------------------------------------------------------------
                                   U.S. Treasury Nts.:
                                   6.25%, 2/28/02--2/15/07                                                2,740,000     2,633,001
                                   8.875%, 11/15/97(5)(6)                                                20,500,000    20,865,166
                                                                                                                     ------------
                                   Total U.S. Government Obligations (Cost $24,251,058)                                23,498,167

----------------------------------------------------------------------------------------------------------------------------------
FOREIGN GOVERNMENT
OBLIGATIONS--2.5%
----------------------------------------------------------------------------------------------------------------------------------
                                   Argentina (Republic of) Discount Bonds, 6.375%, 3/31/23(3)             1,800,000     1,455,750
                                   -----------------------------------------------------------------------------------------------
                                   Bonos de la Tesoreria de la Federacion,
                                   Zero Coupon, 22.67%, 3/5/98(7) (MXP)                                  34,000,000     3,521,751
                                   -----------------------------------------------------------------------------------------------
                                   Brazil (Federal Republic of) Gtd. Disc. Bonds, 6.50%, 4/15/24(3)       2,000,000     1,608,750
                                   -----------------------------------------------------------------------------------------------
                                   Ecuador (Republic of) Disc. Bonds, 6.437%, 2/28/25(3)                  2,500,000     1,618,750
                                   -----------------------------------------------------------------------------------------------
                                   Poland (Republic of) Bonds:
                                   12%, 2/12/02 (PLZ)                                                     3,000,000       781,606
                                   12%, 6/12/01 (PLZ)                                                     3,340,000       875,590
                                   16%, 10/12/98 (PLZ)                                                    4,500,000     1,365,569
                                   16%, 2/12/99 (PLZ)                                                     6,500,000     1,966,992
                                   -----------------------------------------------------------------------------------------------
                                   PT Hutama Karya Medium-Term Nts., Zero Coupon:
                                   15.10%, 4/15/97(7) (IDR)                                           1,500,000,000       622,871
                                   14.20%, 3/17/98(7) (IDR)                                           1,000,000,000       365,042
                                   -----------------------------------------------------------------------------------------------
                                   Romanian Commercial Bank Bonds, 9.125%, 3/10/00(4)                       730,000       715,856
                                   -----------------------------------------------------------------------------------------------
                                   South Africa (Republic of) Bonds, Series 162, 12.50%,
                                   1/15/02 (ZAR)                                                          9,425,000     1,948,328
                                   -----------------------------------------------------------------------------------------------
                                   Venezuela (Republic of) Disc. Bonds, Series DL,
                                   6.50%, 12/18/07(3)                                                     1,750,000     1,513,750
                                                                                                                     ------------
                                   Total Foreign Government Obligations (Cost $18,731,105)                             18,360,605

                                   6  Oppenheimer Champion Income Fund

                                                                                                       FACE          MARKET VALUE
                                                                                                       AMOUNT(1)     SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
LOAN PARTICIPATIONS--0.6%
----------------------------------------------------------------------------------------------------------------------------------

                                   Algeria (Republic of) Reprofiled Debt Loan Participation,
                                   Tranche A, 6.977%, 9/4/06(3)                                        $  1,900,000  $  1,492,688
                                   -----------------------------------------------------------------------------------------------
                                   Jamaica (Government of) 1990 Refinancing Agreement Nts.,
                                   Tranche B, 6.312%, 11/15/04(3)(4)                                        654,093       575,602
                                   -----------------------------------------------------------------------------------------------
                                   Morocco (Kingdom of) Loan Participation Agreement,
                                   Tranche A, 6.375%, 1/1/09(3)                                           1,700,000     1,467,313
                                   -----------------------------------------------------------------------------------------------
                                   Trinidad & Tobago Loan Participation Agreement,
                                   Tranche B, 1.50%, 9/30/00(3)(4) JPY                                   98,339,151       730,732
                                                                                                                     ------------
                                   Total Loan Participations (Cost $4,357,845)                                          4,266,335

----------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES--0.2%
----------------------------------------------------------------------------------------------------------------------------------
                                   San Joaquin Hills, CA Transportation Corridor Agency Toll Road
                                   Capital Appreciation Revenue Bonds, Jr. Lien, Zero Coupon,
                                   9%, 1/1/28 (Cost $900,942)(7)                                         13,500,000     1,686,555

----------------------------------------------------------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES--70.6%
----------------------------------------------------------------------------------------------------------------------------------
BASIC INDUSTRY--8.8%
----------------------------------------------------------------------------------------------------------------------------------
CHEMICALS--2.0%                    Harris Chemical North America, Inc., 10.25% Gtd. Sr. Sec.
                                   Disc. Nts., 7/15/01                                                      260,000       263,900
                                   -----------------------------------------------------------------------------------------------
                                   ISP Holdings, Inc.:
                                   9% Sr. Nts., 10/15/03(8)                                               2,700,000     2,727,000
                                   9.75% Sr. Nts., 2/15/02(8)                                               600,000       624,000
                                   -----------------------------------------------------------------------------------------------
                                   NL Industries, Inc.:
                                   0%/13% Sr. Sec. Disc. Nts., 10/15/05(9)                                2,840,000     2,570,200
                                   11.75% Sr. Sec. Nts., 10/15/03                                         1,230,000     1,300,725
                                   -----------------------------------------------------------------------------------------------
                                   Sterling Chemical Holdings, Inc., 0%/13.50% Sr.
                                   Disc. Nts., 8/15/08(9)                                                   700,000       437,500
                                   -----------------------------------------------------------------------------------------------
                                   Sterling Chemicals, Inc., 11.75% Sr. Unsec. Sub.
                                   Nts., 8/15/06                                                          1,940,000     2,046,700
                                   -----------------------------------------------------------------------------------------------
                                   Terra Industries, Inc., 10.50% Sr. Nts., Series B, 6/15/05             3,880,000     4,200,100
                                                                                                                     ------------
                                                                                                                       14,170,125

----------------------------------------------------------------------------------------------------------------------------------
CONTAINERS--0.7%                   Owens-Illinois, Inc., 11% Sr. Debs., 12/1/03                           3,000,000     3,307,500
                                   -----------------------------------------------------------------------------------------------
                                   U.S. Can Corp., 10.125% Sr. Sub. Nts., 10/15/06                        1,850,000     1,933,250
                                                                                                                     ------------
                                                                                                                        5,240,750

----------------------------------------------------------------------------------------------------------------------------------
METALS/MINING--1.0%                Carbide/Graphite Group, Inc. (The), 11.50% Sr. Nts., 9/1/03(4)         1,819,000     1,991,805
                                   -----------------------------------------------------------------------------------------------
                                   Royal Oak Mines, Inc., 11% Sr. Sub. Nts., 8/15/06                      4,925,000     5,060,437
                                                                                                                     ------------
                                                                                                                        7,052,242

                                   7  Oppenheimer Champion Income Fund

                                   STATEMENT OF INVESTMENTS   (Unaudited) (Continued)

                                                                                                       FACE          MARKET VALUE
                                                                                                       AMOUNT(1)     SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------------
PAPER--2.7%                        APP International Finance Co. BV, 11.75% Gtd. Sec. Nts., 10/1/05    $  2,400,000  $  2,550,000
                                   -----------------------------------------------------------------------------------------------
                                   Asia Pulp & Paper International Finance Co.,
                                   Zero Coupon Asian Currency Nts., 15.79%, 5/15/97(7)(8) IDR           700,000,000       287,449
                                   -----------------------------------------------------------------------------------------------
                                   Buckeye Cellulose Corp., 9.25% Sr. Sub. Nts., 9/15/08                  1,385,000     1,409,237
                                   -----------------------------------------------------------------------------------------------
                                   Container Corp., 9.75% Gtd. Sr. Nts., 4/1/03                             500,000       517,500
                                   -----------------------------------------------------------------------------------------------
                                   Gaylord Container Corp., 12.75% Sr. Sub. Disc. Debs., 5/15/05          3,450,000     3,777,750
                                   -----------------------------------------------------------------------------------------------
                                   Indah Kiat International Finance Co. BV,
                                   12.50% Gtd. Sr. Sec. Nts., Series C, 6/15/06                           2,540,000     2,819,400
                                   -----------------------------------------------------------------------------------------------
                                   Malette, Inc., 12.25% Sr. Sec. Nts., 7/15/04(4)                        1,285,000     1,381,375
                                   -----------------------------------------------------------------------------------------------
                                   Pacific Lumber Co., 10.50% Sr. Nts., 3/1/03                              560,000       574,000
                                   -----------------------------------------------------------------------------------------------
                                   QUNO Corp., 9.125% Sr. Nts., 5/15/05                                   1,570,000     1,664,200
                                   -----------------------------------------------------------------------------------------------
                                   Repap Wisconsin, Inc.:
                                   9.25% First Priority Sr. Sec. Nts., 2/1/02                               500,000       495,000
                                   9.875% Second Priority Sr. Nts., 5/1/06                                  695,000       675,887
                                   -----------------------------------------------------------------------------------------------
                                   Riverwood International Corp., 10.25% Sr. Nts., 4/1/06                   520,000       483,600
                                   -----------------------------------------------------------------------------------------------
                                   SD Warren Co., 12% Sr. Sub. Nts., Series B, 12/15/04                   2,125,000     2,326,875
                                                                                                                     ------------
                                                                                                                       18,962,273


----------------------------------------------------------------------------------------------------------------------------------
STEEL--2.4%                        AK Steel Corp., 9.125% Sr. Nts., 12/15/06                              4,320,000     4,287,600
                                   -----------------------------------------------------------------------------------------------
                                   Algoma Steel, Inc., 12.375% First Mtg. Nts., 7/15/05                   3,460,000     3,719,500
                                   -----------------------------------------------------------------------------------------------
                                   Armco, Inc., 8.50% Sinking Fund Debs., 9/1/01                          4,667,000     4,596,995
                                   -----------------------------------------------------------------------------------------------
                                   Bar Technologies, Inc., 13.50% Sr. Sec. Nts., 4/1/01                   2,850,000     2,850,000
                                   -----------------------------------------------------------------------------------------------
                                   Republic Engineered Steels, Inc., 9.875%
                                   First Mtg. Nts., 12/15/01                                              1,950,000     1,745,250
                                                                                                                     ------------
                                                                                                                       17,199,345

----------------------------------------------------------------------------------------------------------------------------------
CONSUMER RELATED--15.7%
----------------------------------------------------------------------------------------------------------------------------------
CONSUMER PRODUCTS--3.3%            Coleman Holdings, Inc., Zero Coupon Sr. Sec. Disc. Nts.,
                                   Series B, 25.33%, 5/27/98(7)                                           6,630,000     5,834,400
                                   -----------------------------------------------------------------------------------------------
                                   E & S Holdings Corp., 10.375% Sr. Sub. Nts., 10/1/06                   5,475,000     5,639,250
                                   -----------------------------------------------------------------------------------------------
                                   Harman International Industries, Inc., 12%
                                   Sr. Sub. Nts., 8/1/02(4)                                               2,400,000     2,592,000
                                   -----------------------------------------------------------------------------------------------
                                   International Semi-Tech Microelectronics, Inc., 0%/11.50%
                                   Sr. Sec. Disc. Nts., 8/15/03(9)                                        5,050,000     2,815,375
                                   -----------------------------------------------------------------------------------------------
                                   Revlon Worldwide Corp., Zero Coupon Sr. Sec. Disc.
                                   Nts., 11.14%, 3/15/01(7)(8)                                            6,810,000     4,273,275
                                   -----------------------------------------------------------------------------------------------
                                   TAG Heuer International SA, 12% Sr. Sub. Nts., 12/15/05                1,865,000     2,130,762
                                                                                                                     ------------
                                                                                                                       23,285,062

----------------------------------------------------------------------------------------------------------------------------------
FOOD/BEVERAGES/TOBACCO--1.9%       CFP Holdings, Inc., 11.625% Gtd. Sr. Nts., 1/15/04(4)                  2,760,000     2,829,000
                                   -----------------------------------------------------------------------------------------------
                                   Consolidated Cigar Corp., 10.50% Sr. Sub. Nts., 3/1/03                 2,845,000     2,987,250
                                   -----------------------------------------------------------------------------------------------
                                   Cott Corp., 9.375% Sr. Nts., 7/1/05                                    3,885,000     3,972,412
                                   -----------------------------------------------------------------------------------------------
                                   Foodbrands America, Inc., 10.75% Sr. Sub. Nts., 5/15/06                  815,000       929,100
                                   -----------------------------------------------------------------------------------------------
                                   International Home Foods, Inc., 10.375%
                                   Sr. Sub. Nts., 11/1/06(8)                                              2,655,000     2,668,275
                                                                                                                     ------------
                                                                                                                       13,386,037

                                   8  Oppenheimer Champion Income Fund

                                                                                                       FACE          MARKET VALUE
                                                                                                       AMOUNT(1)     SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------------
HEALTHCARE--2.6%                   Genesis Health Ventures, Inc., 9.25% Sr. Sub. Nts., 10/1/06         $  3,760,000    $3,797,600
                                   -----------------------------------------------------------------------------------------------
                                   Integrated Health Services, Inc., 10.25% Sr.
                                   Sub. Nts., 10/31/06(8)                                                 2,470,000     2,574,975
                                   -----------------------------------------------------------------------------------------------
                                   Magellan Health Services, Inc., 11.25% Sr. Sub.
                                   Nts., Series A, 4/15/04                                                4,920,000     5,461,200
                                   -----------------------------------------------------------------------------------------------
                                   Tenet Healthcare Corp.:
                                   10.125% Sr. Sub. Nts., 3/1/05                                          3,750,000     4,068,750
                                   8.625% Sr. Sub. Nts., 1/15/07                                          2,840,000     2,754,800
                                                                                                                     ------------
                                                                                                                       18,657,325

----------------------------------------------------------------------------------------------------------------------------------
HOTEL/GAMING--4.2%                 Arizona Charlie's, Inc., 12% First Mtg. Nts.,
                                   Series A, 11/15/00(4)                                                    275,000       187,000
                                   -----------------------------------------------------------------------------------------------
                                   Boyd Gaming Corp., 9.25% Sr. Nts., 10/1/03                             1,960,000     1,832,600
                                   -----------------------------------------------------------------------------------------------
                                   California Hotel Finance Corp., 11% Sr. Sub. Nts., 12/1/02               800,000       840,000
                                   -----------------------------------------------------------------------------------------------
                                   Capital Gaming International, Inc., Promissory Nts., 8/1/95(10)            7,500            --
                                   -----------------------------------------------------------------------------------------------
                                   Capitol Queen & Casino, Inc., 12% First Mtg. Nts.,
                                   Series A, 11/15/00(4)(10)                                                100,000        71,000
                                   -----------------------------------------------------------------------------------------------
                                   Empress River Casino Finance Corp.,
                                   10.75% Gtd. Sr. Nts., 4/1/02(4)                                        2,705,000     2,860,537
                                   -----------------------------------------------------------------------------------------------
                                   Grand Casinos, Inc., 10.125% Gtd. First Mtg. Nts., 12/1/03             5,750,000     5,649,375
                                   -----------------------------------------------------------------------------------------------
                                   Griffin Gaming & Entertainment, Inc., 8.015% First Mtg.
                                   Non-Recourse Pass-Through Nts., 6/30/00(3)                             1,010,000       984,750
                                   -----------------------------------------------------------------------------------------------
                                   HMC Acquisition Properties, Inc., 9% Sr. Nts.,
                                   Series B, 12/15/07                                                     2,110,000     2,104,725
                                   -----------------------------------------------------------------------------------------------
                                   HMH Properties, Inc., 9.50% Sr. Sec. Nts., Series B, 5/15/05           3,870,000     3,870,000
                                   -----------------------------------------------------------------------------------------------
                                   Mohegan Tribal Gaming Authority, 13.50% Sr. Sec. Nts.,
                                   Series B, 11/15/02                                                     2,075,000     2,687,125
                                   -----------------------------------------------------------------------------------------------
                                   Rio Hotel & Casino, Inc.:
                                   10.625% Sr. Sub. Nts., 7/15/05                                           700,000       736,750
                                   9.50% Gtd. Sr. Sub. Nts., 4/15/07(8)                                     480,000       474,000
                                   -----------------------------------------------------------------------------------------------
                                   Showboat Marina Casino Partnership/Showboat Marina
                                   Finance Corp., 13.50% First Mtg. Nts., Series B, 3/15/03               3,800,000     4,218,000
                                   -----------------------------------------------------------------------------------------------
                                   Trump Atlantic City Associates/Trump Atlantic City Funding, Inc.,
                                   11.25% First Mtg. Nts., 5/1/06                                         3,845,000     3,489,337
                                   -----------------------------------------------------------------------------------------------
                                   Trump's Castle Funding, Inc., 13.875% Sub. Nts., 11/15/05(11)                 49            42
                                                                                                                     ------------
                                                                                                                       30,005,241

----------------------------------------------------------------------------------------------------------------------------------
RESTAURANTS--1.1%                  Ameriking, Inc., 10.75% Sr. Nts., 12/1/06(4)                           2,860,000     2,981,550
                                   -----------------------------------------------------------------------------------------------
                                   Carrols Corp., 11.50% Sr. Nts., 8/15/03                                3,360,000     3,553,200
                                   -----------------------------------------------------------------------------------------------
                                   Foodmaker, Inc.:
                                   9.25% Sr. Nts., 3/1/99                                                 1,390,000     1,421,275
                                   9.75% Sr. Sub. Nts., 6/1/02                                              165,000       166,650
                                                                                                                     ------------
                                                                                                                        8,122,675

                                   9  Oppenheimer Champion Income Fund

                                   STATEMENT OF INVESTMENTS   (Unaudited) (Continued)

                                                                                                       FACE          MARKET VALUE
                                                                                                       AMOUNT(1)     SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------------
TEXTILE/APPAREL--2.6%              CMI Industries, Inc., 9.50% Sr. Sub. Nts., 10/1/03                  $  2,595,000  $  2,530,125
                                   -----------------------------------------------------------------------------------------------
                                   Consoltex Group, Inc., 11% Gtd. Sr. Sub. Nts.,
                                   Series B, 10/1/03                                                        900,000       924,750
                                   -----------------------------------------------------------------------------------------------
                                   GFSI, Inc., 9.625% Sr. Sub. Nts., 3/1/07(8)                            2,265,000     2,281,987
                                   -----------------------------------------------------------------------------------------------
                                   Indorayon International Finance Co. BV, 10% Gtd.
                                   Unsec. Unsub. Nts., 3/29/01                                              850,000       852,125
                                   -----------------------------------------------------------------------------------------------
                                   Polymer Group, Inc., 12.25% Sr. Nts., 7/15/02                            526,000       572,025
                                   -----------------------------------------------------------------------------------------------
                                   Polysindo International Finance Co. BV, 11.375%
                                   Gtd. Sec. Nts., 6/15/06                                                1,725,000     1,850,062
                                   -----------------------------------------------------------------------------------------------
                                   PT Polysindo Eka Perkasa, 13% Gtd. Nts., 6/15/01                         260,000       293,150
                                   -----------------------------------------------------------------------------------------------
                                   Synthetic Industries, Inc., 9.25% Sr. Sub. Nts., 2/15/07(8)            1,730,000     1,742,975
                                   -----------------------------------------------------------------------------------------------
                                   WestPoint Stevens, Inc., 9.375% Sr. Sub. Debs., 12/15/05               4,170,000     4,190,850
                                   -----------------------------------------------------------------------------------------------
                                   William Carter Co., 10.375% Sr. Sub. Nts., 12/1/06(8)                  3,375,000     3,391,875
                                                                                                                     ------------
                                                                                                                       18,629,924

----------------------------------------------------------------------------------------------------------------------------------
ENERGY--5.4%
----------------------------------------------------------------------------------------------------------------------------------
                                   Chesapeake Energy Corp.:
                                   10.50% Sr. Nts., 6/1/02(4)                                             3,200,000     3,440,000
                                   9.125% Sr. Nts., 4/15/06                                               3,660,000     3,783,525
                                   -----------------------------------------------------------------------------------------------
                                   Forcenergy, Inc., 8.50% Sr. Sub. Nts., 2/15/07(8)                      2,750,000     2,619,375
                                   -----------------------------------------------------------------------------------------------
                                   J. Ray McDermott SA, 9.375% Sr. Sub. Bonds, 7/15/06                    2,690,000     2,770,700
                                   -----------------------------------------------------------------------------------------------
                                   Mariner Energy, Inc., 10.50% Sr. Sub. Nts., 8/1/06                     2,915,000     3,024,312
                                   -----------------------------------------------------------------------------------------------
                                   Maxus Energy Corp., 11.50% Debs., 11/15/15                               500,000       525,000
                                   -----------------------------------------------------------------------------------------------
                                   Mesa Operating Co.:
                                   0%/11.625% Gtd. Sr. Sub. Disc. Nts., 7/1/06(9)                         9,750,000     6,654,375
                                   10.625% Gtd. Sr. Sub. Nts., 7/1/06                                     1,260,000     1,313,550
                                   -----------------------------------------------------------------------------------------------
                                   National Energy Group, Inc., 10.75% Sr. Nts., 11/1/06                  2,810,000     2,887,275
                                   -----------------------------------------------------------------------------------------------
                                   Petroleum Heat & Power Co., Inc., 9.375% Sub. Debs., 2/1/06(4)         4,855,000     4,612,250
                                   -----------------------------------------------------------------------------------------------
                                   TransTexas Gas Corp., 11.50% Gtd. Sr. Sec. Nts., 6/15/02               6,120,000     6,762,600
                                                                                                                     ------------
                                                                                                                       38,392,962

----------------------------------------------------------------------------------------------------------------------------------
FINANCIAL SERVICES--4.2%
----------------------------------------------------------------------------------------------------------------------------------
BANKS & THRIFTS--1.3%              Bank Dagang Nasional Indonesia, Zero Coupon
                                   Negotiable CD, 13.60%, 11/20/97(7) IDR                               500,000,000       191,910
                                   -----------------------------------------------------------------------------------------------
                                   Bank of America Malaysia, Zero Coupon Nts.,
                                   7.19%, 4/28/97(7) MYR                                                  2,600,000     1,044,300
                                   -----------------------------------------------------------------------------------------------
                                   Chase Malaysia, Zero Coupon Nts., 7.21%, 4/25/97(7) MYR                1,525,000       612,888
                                   -----------------------------------------------------------------------------------------------
                                   Citibank Malaysia Banker's Acceptance,
                                   Zero Coupon Negotiable CD:
                                   7.86%, 4/17/97(7) MYR                                                  1,300,000       523,317
                                   6.55%, 4/30/97(7) MYR                                                  1,100,000       441,643
                                   -----------------------------------------------------------------------------------------------
                                   Deutsche Bank Malaysia, Zero Coupon Negotiable CD, 6.86%,
                                   5/13/97(7) MYR                                                         1,129,000       452,116
                                   -----------------------------------------------------------------------------------------------
                                   First Nationwide Escrow Corp., 10.625% Sr. Sub. Nts., 10/1/03(8)       2,150,000     2,284,375
                                   -----------------------------------------------------------------------------------------------
                                   First Nationwide Holdings, Inc., 9.125% Sr. Sub. Nts., 1/15/03         1,800,000     1,804,500
                                   -----------------------------------------------------------------------------------------------
                                   Ocwen Financial Corp., 11.875% Nts., 10/1/03                           1,600,000     1,752,000
                                                                                                                     ------------
                                                                                                                        9,107,049

                                   10  Oppenheimer Champion Income Fund

                                                                                                       FACE          MARKET VALUE
                                                                                                       AMOUNT(1)     SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL--1.5%        Aames Financial Corp., 9.125% Sr. Nts., 11/1/03                     $  1,640,000  $  1,603,100
                                   -----------------------------------------------------------------------------------------------
                                   Americredit Corp., 9.25% Sr. Nts., 2/1/04(8)                           2,275,000     2,212,437
                                   -----------------------------------------------------------------------------------------------
                                   Amresco, Inc., 10% Sr. Sub. Nts., Series 97-A, 3/15/04                 1,250,000     1,235,938
                                   -----------------------------------------------------------------------------------------------
                                   ECM Fund, L.P.I., 14% Sub. Nts., 6/10/02(4)                              241,631       267,002
                                   -----------------------------------------------------------------------------------------------
                                   General Electric Capital Corp., 11.625% Nts., 10/29/97 (SKK)          32,000,000       959,815
                                   -----------------------------------------------------------------------------------------------
                                   Lomas Financial Corp., 9% Cv. Sr. Nts., 10/31/03(4)(10)                  600,000       126,000
                                   -----------------------------------------------------------------------------------------------
                                   Olympic Financial Ltd., Units (each unit consists of
                                   $1,000 principal amount of 11.50% sr. nts., 3/15/07,
                                   and one warrant to purchase 6.84 shares of common stock)(12)           1,150,000     1,135,625
                                   -----------------------------------------------------------------------------------------------
                                   Saul (B.F.) Real Estate Investment Trust, 11.625%
                                   Sr. Sec. Nts., Series B, 4/1/02                                        1,925,000     2,069,375
                                   -----------------------------------------------------------------------------------------------
                                   Wilshire Financial Services Group, Inc., 13% Nts., 1/1/04              1,300,000     1,309,750
                                                                                                                     ------------
                                                                                                                       10,919,042

----------------------------------------------------------------------------------------------------------------------------------
INSURANCE--1.4%                    American Life Holding Co., 11.25% Sr. Sub. Nts., 9/15/04               1,220,000     1,381,650
                                   -----------------------------------------------------------------------------------------------
                                   Life Partners Group, Inc., 12.75% Sr. Sub. Nts., 7/15/02(4)            3,000,000     3,165,000
                                   -----------------------------------------------------------------------------------------------
                                   Reliance Group Holdings, Inc., 9.75% Sr. Sub. Debs., 11/15/03          1,600,000     1,668,000
                                   -----------------------------------------------------------------------------------------------
                                   Terra Nova Insurance (UK) Holdings plc, 10.75% Sr. Nts., 7/1/05          720,000       796,611
                                   -----------------------------------------------------------------------------------------------
                                   Veritas Holdings, Inc., 9.625% Sr. Nts., 12/15/03(8)                   2,810,000     2,795,950
                                                                                                                     ------------
                                                                                                                        9,807,211

----------------------------------------------------------------------------------------------------------------------------------
HOUSING RELATED--1.9%
----------------------------------------------------------------------------------------------------------------------------------
BUILDING MATERIALS--1.3%           American Standard, Inc.:
                                   0%/10.50% Sr. Sub. Disc. Debs., 6/1/05(9)                              2,075,000     1,986,813
                                   10.875% Sr. Nts., 5/15/99(4)                                           1,000,000     1,061,250
                                   -----------------------------------------------------------------------------------------------
                                   Building Materials Corp. of America, 8.625% Sr. Nts., 12/15/06         3,325,000     3,254,344
                                   -----------------------------------------------------------------------------------------------
                                   Nortek, Inc., 9.25% Sr. Nts., 3/15/07(8)                               3,125,000     3,093,750
                                                                                                                     ------------
                                                                                                                        9,396,157

----------------------------------------------------------------------------------------------------------------------------------
HOMEBUILDERS/                      Continental Homes Holding Corp., 10% Gtd. Unsec. Bonds, 4/15/06          250,000       251,250
REAL ESTATE--0.6%                  -----------------------------------------------------------------------------------------------
                                   First Place Tower, Inc.:
                                   9.22% First Mtg. Bonds, 12/15/05 CAD                                     375,500       303,643
                                   Units (each unit consists of one $10 principal amount of
                                   8.50% cv. sub. debs., 12/15/15 and 40 common shares)(12) CAD             225,830       364,617
                                   -----------------------------------------------------------------------------------------------
                                   Greystone Homes, Inc., 10.75% Sr. Nts., 3/1/04                           830,000       865,275
                                   -----------------------------------------------------------------------------------------------
                                   Hovnanian K. Enterprises, Inc., 11.25% Gtd. Sub. Nts., 4/15/02           430,000       446,125
                                   -----------------------------------------------------------------------------------------------
                                   NVR, Inc., 11% Gtd. Sr. Nts., 4/15/03                                    900,000       929,250
                                   -----------------------------------------------------------------------------------------------
                                   U.S. Home Corp., 9.75% Sr. Nts., 6/15/03                               1,060,000     1,089,150
                                                                                                                     ------------
                                                                                                                        4,249,310

                                   11  Oppenheimer Champion Income Fund

                                   STATEMENT OF INVESTMENTS   (Unaudited) (Continued)

                                                                                                       FACE          MARKET VALUE
                                                                                                       AMOUNT(1)     SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------------
MANUFACTURING--7.2%
----------------------------------------------------------------------------------------------------------------------------------
AEROSPACE/ELECTRONICS/             America West Airlines, Inc., 10.75% Sr. Nts., 9/1/05                $  5,838,000  $  6,144,495
COMPUTERS--3.0%                    -----------------------------------------------------------------------------------------------
                                   Atlas Air, Inc., 12.25% Pass-Through Certificates, 12/1/02(4)          1,500,000     1,620,000
                                   -----------------------------------------------------------------------------------------------
                                   Bell & Howell Co. (New), 0%/11.50% Sr. Disc. Debs.,
                                   Series B, 3/1/05(9)                                                    4,070,000     3,154,250
                                   -----------------------------------------------------------------------------------------------
                                   Businessland, Inc., 5.50% Sub. Debs., 3/1/07(4)                          805,000       422,625
                                   -----------------------------------------------------------------------------------------------
                                   Dyncorp, Inc., 9.50% Sr. Sub. Nts., 3/1/07(8)                            750,000       735,000
                                   -----------------------------------------------------------------------------------------------
                                   GPA Delaware, Inc., 8.75% Gtd. Nts., 12/15/98                          4,010,000     4,050,100
                                   -----------------------------------------------------------------------------------------------
                                   GPA Holland BV, 8.94% Medium-Term Nts., Series C, 2/16/99(4)             700,000       712,250
                                   -----------------------------------------------------------------------------------------------
                                   Tracor, Inc., 8.50% Sr. Sub. Nts., 3/1/07(8)                             910,000       887,250
                                   -----------------------------------------------------------------------------------------------
                                   UNC, Inc., 11% Sr. Sub. Nts., 6/1/06                                   2,000,000     2,350,000
                                   -----------------------------------------------------------------------------------------------
                                   Unisys Corp., 11.75% Sr. Nts., 10/15/04                                1,275,000     1,332,375
                                                                                                                     ------------
                                                                                                                       21,408,345

----------------------------------------------------------------------------------------------------------------------------------

AUTOMOTIVE--1.5%                   Collins & Aikman Products Co., 11.50% Gtd. Sr. Sub. Nts., 4/15/06      4,100,000     4,489,500
                                   -----------------------------------------------------------------------------------------------
                                   Hayes Wheels International, Inc., 11% Sr. Sub. Nts., 7/15/06           3,080,000     3,341,800
                                   -----------------------------------------------------------------------------------------------
                                   Lear Corp., 9.50% Sub. Nts., 7/15/06                                   2,585,000     2,688,400
                                                                                                                     ------------
                                                                                                                       10,519,700

----------------------------------------------------------------------------------------------------------------------------------
CAPITAL GOODS--2.7%                Clark-Schwebel, Inc., 10.50% Sr. Nts., 4/15/06                         3,200,000     3,368,000
                                   -----------------------------------------------------------------------------------------------
                                   Communications & Power Industries, Inc., 12% Sr. Sub. Nts.,
                                   Series B, 8/1/05(4)                                                      652,000       725,350
                                   -----------------------------------------------------------------------------------------------
                                   Foamex LP/Foamex Capital Corp., 9.50% Gtd. Sr. Sec. Nts., 6/1/00(4)      200,000       203,500
                                   -----------------------------------------------------------------------------------------------
                                   Mettler Toledo, Inc., 9.75% Gtd. Sr. Sub. Nts., 10/1/06                6,305,000     6,525,675
                                   -----------------------------------------------------------------------------------------------
                                   Samsonite Corp., 11.125% Sr. Sub. Nts., 7/15/05(4)                     4,360,000     4,894,100
                                   -----------------------------------------------------------------------------------------------
                                   Titan Wheel International, Inc., 8.75% Sr. Sub. Nts., 4/1/07           2,100,000     2,068,813
                                   -----------------------------------------------------------------------------------------------
                                   Unifrax Investment Corp., 10.50% Sr. Nts., 11/1/03(4)                  1,075,000     1,085,750
                                                                                                                     ------------
                                                                                                                       18,871,188

----------------------------------------------------------------------------------------------------------------------------------
MEDIA--7.2%
----------------------------------------------------------------------------------------------------------------------------------
BROADCASTING--1.3%                 American Radio Systems Corp., 9% Sr. Sub. Nts., 2/1/06                   500,000       495,000
                                   -----------------------------------------------------------------------------------------------
                                   Argyle Television, Inc., 9.75% Sr. Sub. Nts., 11/1/05                  1,450,000     1,500,750
                                   -----------------------------------------------------------------------------------------------
                                   Granite Broadcasting Corp., 9.375% Sr. Sub. Nts.,
                                   Series A, 12/1/05                                                      1,050,000     1,005,375
                                   -----------------------------------------------------------------------------------------------
                                   New World Communications Group Holding Corp.,
                                   Zero Coupon Sr. Disc. Nts., Series B, 11.46%, 6/15/99(7)               1,030,000       885,800
                                   -----------------------------------------------------------------------------------------------
                                   Outlet Broadcasting, Inc., 10.875% Sr. Sub. Nts., 7/15/03              1,000,000     1,089,039
                                   -----------------------------------------------------------------------------------------------
                                   Paxson Communications Corp., 11.625% Sr. Sub. Nts., 10/1/02              575,000       596,563
                                   -----------------------------------------------------------------------------------------------
                                   SFX Broadcasting, Inc., 10.75% Sr. Sub. Nts., Series B, 5/15/06          850,000       886,125
                                   -----------------------------------------------------------------------------------------------
                                   Sinclair Broadcast Group, Inc., 10% Sr. Sub. Nts., 9/30/05             1,930,000     1,939,650
                                   -----------------------------------------------------------------------------------------------
                                   Young Broadcasting, Inc., 9% Sr. Sub. Nts., Series B, 1/15/06          1,200,000     1,146,000
                                                                                                                     ------------
                                                                                                                        9,544,302

                                   12  Oppenheimer Champion Income Fund

                                                                                                       FACE          MARKET VALUE
                                                                                                       AMOUNT(1)     SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------------
CABLE TELEVISION--2.1%             Cablevision Industries Corp., 9.25% Sr. Debs., Series B, 4/1/08     $    400,000  $    415,252
                                   -----------------------------------------------------------------------------------------------
                                   Cablevision Systems Corp.:
                                   10.75% Sr. Sub. Debs., 4/1/04                                          1,700,000     1,755,250
                                   9.875% Sr. Sub. Debs., 2/15/13                                           215,000       209,088
                                   9.875% Sr. Sub. Nts., 5/15/06                                          2,410,000     2,422,050
                                   -----------------------------------------------------------------------------------------------

                                   Echostar I, 8.25% Bonds, 2/26/01(4)                                    1,156,821     1,142,361
                                   -----------------------------------------------------------------------------------------------
                                   Echostar II, 8.25% Bonds, 11/9/01(4)                                   1,022,978     1,010,191
                                   -----------------------------------------------------------------------------------------------
                                   EchoStar Communications Corp., 0%/12.875% Sr.
                                   Disc. Nts., 6/1/04(9)                                                     60,000        51,600
                                   -----------------------------------------------------------------------------------------------
                                   EchoStar Satellite Broadcasting Corp., 0%/13.125% Sr. Sec.
                                   Disc. Nts., 3/15/04(9)                                                   560,000       450,800
                                   -----------------------------------------------------------------------------------------------
                                   Optel, Inc., Units (each unit consists of $1,000
                                   principal amount of 13% sr. nts., 2/15/05 and one
                                   warrant to purchase one share of non-vtg. common stock)(8)(12)         1,300,000     1,196,000
                                   -----------------------------------------------------------------------------------------------
                                   Panamsat LP/Panamsat Capital Corp., 0%/11.375% Sr.
                                   Sub. Disc. Nts., 8/1/03(9)                                             3,930,000     3,704,025
                                   -----------------------------------------------------------------------------------------------
                                   TCI Satellite Entertainment, Inc.:
                                   0%/10.875% Sr. Sub. Nts., 2/15/07(8)(9)                                  535,000       243,425
                                   10.875% Sr. Sub. Nts., 2/15/07(8)                                        995,000       875,600
                                   -----------------------------------------------------------------------------------------------
                                   TKR Cable I, Inc., 10.50% Sr. Debs., 10/30/07                          1,575,000     1,703,251
                                                                                                                     ------------
                                                                                                                       15,178,893
----------------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED MEDIA--2.0%            Ackerley Communications, Inc., 10.75% Sr. Sec. Nts.,
                                   Series A, 10/1/03                                                      2,800,000     2,954,000
                                   -----------------------------------------------------------------------------------------------
                                   Heritage Media Corp., 8.75% Sr. Sub. Nts., 2/15/06                       835,000       880,925
                                   -----------------------------------------------------------------------------------------------
                                   Katz Media Corp., 10.50% Sr. Sub. Nts., 1/15/07(8)                     1,200,000     1,164,000
                                   -----------------------------------------------------------------------------------------------
                                   Lamar Advertising Co., 9.625% Sr. Sub. Nts., 12/1/06                   3,190,000     3,197,975
                                   -----------------------------------------------------------------------------------------------
                                   News America Holdings, Inc., 10.125% Gtd. Sr. Debs., 10/15/12            700,000       783,665
                                   -----------------------------------------------------------------------------------------------
                                   Universal Outdoor, Inc.:
                                   9.75% Sr. Sub. Nts., 10/15/06                                          1,740,000     1,761,750
                                   9.75% Sr. Sub. Nts., Series B, 10/15/06(8)                             3,175,000     3,123,406
                                                                                                                     ------------
                                                                                                                       13,865,721

----------------------------------------------------------------------------------------------------------------------------------
ENTERTAINMENT/FILM--0.3%           Imax Corp., 10% Sr. Nts., 3/1/01                                       1,700,000     1,736,125
----------------------------------------------------------------------------------------------------------------------------------
PUBLISHING/PRINTING--1.5%          Hollinger International Publishing, Inc.:
                                   9.25% Gtd. Sr. Sub. Nts., 2/1/06                                       2,170,000     2,115,750
                                   9.25% Gtd. Sr. Sub. Nts., 3/15/07                                      3,575,000     3,485,625
                                   -----------------------------------------------------------------------------------------------
                                   K-III Communications Corp., 10.625% Sr. Sec. Nts., 5/1/02              2,100,000     2,184,000
                                   -----------------------------------------------------------------------------------------------
                                   Sun Media Corp., 9.50% Sr. Sub. Nts., 2/15/07(8)                       2,680,000     2,606,300
                                                                                                                     ------------
                                                                                                                       10,391,675

----------------------------------------------------------------------------------------------------------------------------------
OTHER--3.2%
----------------------------------------------------------------------------------------------------------------------------------
CONGLOMERATES--0.2%                Empresas ICA Sociedad Controladora SA de CV, 5% Cv.
                                   Sub. Debs., 3/15/04                                                    1,900,000     1,439,250
                                   -----------------------------------------------------------------------------------------------
                                   Maxxam Group, Inc., 0%/12.25% Sr. Sec. Disc. Nts., 8/1/03(9)             150,000       135,563
                                                                                                                     ------------
                                                                                                                        1,574,813

                                   13  Oppenheimer Champion Income Fund

                                   STATEMENT OF INVESTMENTS   (Unaudited) (Continued)

                                                                                                       FACE          MARKET VALUE
                                                                                                       AMOUNT(1)     SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------------
ENVIRONMENTAL--0.1%                Mid-American Waste Systems, Inc., 12.25% Sr. Sub. Nts.,
                                   2/15/03(4)(10)                                                      $  1,900,000  $    983,250
----------------------------------------------------------------------------------------------------------------------------------
SERVICES--2.9%                     Borg-Warner Security Corp.:
                                   9.125% Sr. Sub. Nts., 5/1/03                                           3,000,000     2,962,500
                                   9.625% Sr. Sub. Nts., 3/15/07(8)                                       2,150,000     2,096,250
                                   -----------------------------------------------------------------------------------------------
                                   Coinstar, Inc., Units (each unit consists of $1,000
                                   principal amount of 0%/13% sr. sub. disc. nts., 10/1/06
                                   and one warrant to purchase seven ordinary shares)(4)(9)(12)           2,025,000     1,468,125
                                   -----------------------------------------------------------------------------------------------
                                   Kindercare Learning Centers, Inc., 9.50% Sr. Sub. Nts.,
                                   2/15/09(8)                                                             4,875,000     4,728,750
                                   -----------------------------------------------------------------------------------------------
                                   Neodata Services, Inc., 12% Sr. Nts., Series B, 5/1/03                 1,200,000     1,281,000
                                   -----------------------------------------------------------------------------------------------
                                   Protection One Alarm Monitoring, Inc.:
                                   0%/13.625% Sr. Disc. Nts., 6/30/05(9)                                  4,750,000     4,571,875
                                   6.75% Cv. Gtd. Sr. Sub. Nts., 9/15/03                                  1,368,000     1,301,310
                                   -----------------------------------------------------------------------------------------------
                                   Tribasa Toll Road Trust, 10.50% Nts., Series 1993-A, 12/1/11(8)        2,200,000     1,856,250
                                                                                                                     ------------
                                                                                                                       20,266,060

----------------------------------------------------------------------------------------------------------------------------------
RETAIL--3.2%
----------------------------------------------------------------------------------------------------------------------------------
SPECIALTY RETAILING--0.8%          Brylane LP/Brylane Capital Corp., 10% Sr. Sub. Nts.,
                                   Series B, 9/1/03                                                       1,000,000     1,052,500
                                   -----------------------------------------------------------------------------------------------
                                   Central Termica Guemes, 12% Bonds, 11/26/01(4)                           401,000       412,028
                                   -----------------------------------------------------------------------------------------------
                                   Eye Care Centers of America, Inc., 12% Sr. Nts., 10/1/03                 900,000       960,750
                                   -----------------------------------------------------------------------------------------------
                                   Finlay Fine Jewelry Corp., 10.625% Sr. Nts., 5/1/03                    1,670,000     1,766,025
                                   -----------------------------------------------------------------------------------------------
                                   United Stationers Supply Co., 12.75% Sr. Sub. Nts., 5/1/05             1,028,000     1,156,500
                                                                                                                     ------------
                                                                                                                        5,347,803

----------------------------------------------------------------------------------------------------------------------------------
SUPERMARKETS--2.4%                 Dominick's Finer Foods, Inc., 10.875% Sr. Sub. Nts., 5/1/05            1,500,000     1,635,000
                                   -----------------------------------------------------------------------------------------------
                                   Grand Union Co., 12% Sr. Nts., 9/1/04                                  5,702,000     5,687,745
                                   -----------------------------------------------------------------------------------------------
                                   Jitney-Jungle Stores of America, Inc., 12% Gtd. Sr. Nts., 3/1/06       2,175,000     2,310,938
                                   -----------------------------------------------------------------------------------------------
                                   Pathmark Stores, Inc., 9.625% Sr. Sub. Nts., 5/1/03                      600,000       576,000
                                   -----------------------------------------------------------------------------------------------
                                   Ralph's Grocery Co.:
                                   (New), 11% Sr. Sub. Nts., 6/15/05(8)                                   2,700,000     2,797,875
                                   10.45% Sr. Nts., 6/15/04                                               2,450,000     2,578,625
                                   11% Sr. Sub. Nts., 6/15/05                                               660,000       683,100
                                   -----------------------------------------------------------------------------------------------
                                   Smith's Food & Drug Centers, Inc., 11.25% Sr. Unsec.
                                   Sub. Nts., 5/15/07                                                     1,000,000     1,092,500
                                                                                                                     ------------
                                                                                                                       17,361,783

----------------------------------------------------------------------------------------------------------------------------------
TRANSPORTATION--0.8%
----------------------------------------------------------------------------------------------------------------------------------
RAILROADS--0.4%                    Transtar Holdings LP/Transtar Capital Corp.,
                                   0%/13.375% Sr. Disc. Nts., Series B, 12/15/03(4)(9)                    3,800,000     3,087,500
----------------------------------------------------------------------------------------------------------------------------------
SHIPPING--0.4%                     Gearbulk Holding Ltd., 11.25% Sr. Nts., 12/1/04                        2,850,000     3,127,875
----------------------------------------------------------------------------------------------------------------------------------
UTILITIES--13.0%
----------------------------------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES--1.6%           CalEnergy, Inc., 9.50% Sr. Nts., 9/15/06                                 215,000       223,063
                                   -----------------------------------------------------------------------------------------------
                                   California Energy, Inc., 10.25% Sr. Disc. Nts., 1/15/04                4,360,000     4,665,200
                                   -----------------------------------------------------------------------------------------------
                                   Calpine Corp.:
                                   10.50% Sr. Nts., 5/15/06                                                 400,000       430,500
                                   9.25% Sr. Nts., 2/1/04                                                   785,000       798,738
                                   -----------------------------------------------------------------------------------------------
                                   El Paso Electric Co., 9.40% First Mtg. Bonds, Series E, 5/1/11         4,550,000     4,948,125
                                                                                                                     ------------
                                                                                                                       11,065,626

                                   14  Oppenheimer Champion Income Fund

                                                                                                       FACE          MARKET VALUE
                                                                                                       AMOUNT(1)     SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS--11.4%          American Communications Services, Inc.:
                                   0%/12.75% Sr. Disc. Nts., 4/1/06(9)                                 $  1,760,000  $    981,200
                                   0%/13% Sr. Disc. Nts., 11/1/05(9)                                        900,000       537,750
                                   -----------------------------------------------------------------------------------------------
                                   Bell Cablemedia plc:
                                   0%/11.875% Sr. Disc. Nts., 9/15/05(9)                                  5,080,000     4,064,000
                                   0%/11.95% Sr. Disc. Nts., 7/15/04(9)                                   2,800,000     2,439,500
                                   -----------------------------------------------------------------------------------------------
                                   Brooks Fiber Properties, Inc.:
                                   0%/10.875% Sr. Disc. Nts., 3/1/06(9)                                     650,000       416,000
                                   0%/11.875% Sr. Disc. Nts., 11/1/06(9)                                  4,675,000     2,863,438
                                   -----------------------------------------------------------------------------------------------
                                   CellNet Data Systems, Inc., 0%/13% Sr. Disc. Nts.,
                                   6/15/05(4)(9)                                                          1,000,000       675,000
                                   -----------------------------------------------------------------------------------------------
                                   Cellular Communications International, Inc.,
                                   Zero Coupon Sr. Disc. Nts., 12.25%, 8/15/00(7)                         6,935,000     5,010,538
                                   -----------------------------------------------------------------------------------------------
                                   Cellular, Inc., 0%/11.75% Sr. Sub. Disc. Nts., 9/1/03(9)               2,250,000     2,086,875
                                   -----------------------------------------------------------------------------------------------
                                   Colt Telecom Group plc, Units (each unit consists of
                                   $1,000 principal amount of 0%/12% sr. disc. nts., 12/15/06
                                   and one warrant to purchase 7.8 ordinary shares)(9)(12)                2,240,000     1,355,200
                                   -----------------------------------------------------------------------------------------------
                                   Comcast UK Cable Partner Ltd., 0%/11.20% Sr. Disc. Debs.,
                                   11/15/07(9)                                                            2,850,000     1,938,000
                                   -----------------------------------------------------------------------------------------------

                                   Comunicacion Celular SA, 0%/13.125% Sr. Deferred Coupon
                                   Bonds, 11/15/03(9)                                                     2,300,000     1,592,750
                                   -----------------------------------------------------------------------------------------------
                                   Diamond Cable Communications plc, 0%/11.75% Sr. Disc. Nts.,
                                   12/15/05(9)                                                            4,610,000     3,019,550
                                   -----------------------------------------------------------------------------------------------
                                   Dobson Communications Corp., 11.75% Sr. Nts., 4/15/07(8)                 900,000       882,000
                                   -----------------------------------------------------------------------------------------------
                                   Geotek Communications, Inc., 12% Cv. Sr. Sub. Nts., 2/15/01            2,000,000     1,660,000
                                   -----------------------------------------------------------------------------------------------
                                   Globalstar LP/Globalstar Capital Corp., Units (each unit
                                   consists of $1,000 principal amount of 11.375% sr. nts.,
                                   2/15/04 and one warrant to purchase 2.0645 ordinary
                                   shares)(8)(12)                                                         1,925,000     1,896,125
                                   -----------------------------------------------------------------------------------------------
                                   GST Telecommunications, Inc., 0%/13.875% Cv. Sr. Sub.
                                   Disc. Nts., 12/15/05(8)(9)                                               407,000       280,830
                                   -----------------------------------------------------------------------------------------------
                                   GST USA, Inc., 0%/13.875% Bonds, 12/15/05(9)                           3,256,000     1,994,300
                                   -----------------------------------------------------------------------------------------------
                                   Hyperion Telecommunications, Inc., 0%/13% Sr. Disc. Nts.,
                                   Series B, 4/15/03(9)                                                     265,000       147,738
                                   -----------------------------------------------------------------------------------------------
                                   ICG Holdings, Inc.:
                                   0%/12.50% Gtd. Sr. Disc. Nts., 5/1/06(9)                                 370,000       233,100
                                   0%/13.50% Sr. Disc. Nts., 9/15/05(9)                                   4,285,000     2,924,513
                                   -----------------------------------------------------------------------------------------------
                                   McCaw International Ltd., Units (each unit consists of
                                   $1,000 principal amount of 0%/13% sr. disc. nts., 4/15/07
                                   and one warrant to purchase 0.10616 share of
                                   common stock)(8)(9)(12)                                                3,360,000     1,596,000
                                   -----------------------------------------------------------------------------------------------
                                   McLeod, Inc., 0%/10.50% Sr. Disc. Nts., 3/1/07(8)(9)                   1,385,000       775,600
                                   -----------------------------------------------------------------------------------------------
                                   Metrocall, Inc., 10.375% Sr. Sub. Nts., 10/1/07                        1,755,000     1,412,775
                                   -----------------------------------------------------------------------------------------------
                                   MFS Communications Co., Inc.:
                                   0%/8.875% Sr. Disc. Nts., 1/15/06(9)                                     600,000       456,750
                                   0%/9.375% Sr. Disc. Nts., 1/15/04(9)                                   9,060,000     8,233,275

                                   15  Oppenheimer Champion Income Fund

                                   STATEMENT OF INVESTMENTS   (Unaudited) (Continued)

                                                                                                       FACE          MARKET VALUE
                                                                                                       AMOUNT(1)     SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS                 Mobile Telecommunications Technologies Corp.,
(CONTINUED)                        13.50% Sr. Nts., 12/15/02                                           $    320,000  $    289,600
                                   -----------------------------------------------------------------------------------------------
                                   NTL, Inc.:
                                   0%/10.875% Sr. Deferred Coupon Nts., 10/15/03(9)                         160,000       128,800
                                   0%/12.75% Sr. Deferred Coupon Nts., 4/15/05(9)                         1,650,000     1,171,500
                                   10% Sr. Nts., 2/15/07(8)                                               3,465,000     3,326,400
                                   -----------------------------------------------------------------------------------------------
                                   Omnipoint Corp.:
                                   11.625% Sr. Nts., 8/15/06(8)                                           3,000,000     2,655,000
                                   11.625% Sr. Nts., 8/15/06                                                560,000       495,600
                                   -----------------------------------------------------------------------------------------------
                                   ORBCOMM Global LP/ORBCOMM Capital Corp., 14% Sr. Nts., 8/15/04         1,150,000     1,170,125
                                   -----------------------------------------------------------------------------------------------
                                   Petersburg Long Distance, Inc.:
                                   9% Cv. Sub. Nts., 6/1/06(8)                                              200,000       208,250
                                   Units (each unit consists of $1,000 principal amount of 0%/14%
                                   sr. disc. nts., 6/1/04 and one warrant to purchase 34 ordinary
                                   shares)(4)(9)(12)                                                      1,450,000     1,218,000
                                   -----------------------------------------------------------------------------------------------
                                   PriCellular Wireless Corp.:
                                   0%/12.25% Sr. Sub. Disc. Nts., 10/1/03(9)                              3,060,000     2,754,000
                                   0%/14% Sr. Sub. Disc. Nts., 11/15/01(4)(9)                               460,000       462,300
                                   10.75% Sr. Nts., 11/1/04                                                 830,000       825,850
                                   -----------------------------------------------------------------------------------------------
                                   Rogers Cantel, Inc., 9.375% Sr. Sec. Debs., 6/1/08                     3,000,000     3,105,000
                                   -----------------------------------------------------------------------------------------------
                                   Sprint Spectrum LP/Sprint Spectrum Finance Corp.,
                                   0%/12.50% Sr. Disc. Nts., 8/15/06(9)                                   2,390,000     1,565,450
                                   -----------------------------------------------------------------------------------------------
                                   Teleport Communications Group, Inc.:
                                   0%/11.125% Sr. Disc. Nts., 7/1/07(9)                                   5,815,000     3,896,050
                                   9.875% Sr. Nts., 7/1/06                                                  825,000       860,063
                                   -----------------------------------------------------------------------------------------------
                                   TeleWest plc:
                                   0%/11% Sr. Disc. Debs., 10/1/07(9)                                     2,025,000     1,331,438
                                   9.625% Sr. Debs., 10/1/06                                              1,500,000     1,447,500
                                   -----------------------------------------------------------------------------------------------
                                   UNIFI Communications, Inc., Units (each unit consists
                                   of $1,000 principal amount of 14% sr. nts., 3/1/04 and
                                   one warrant to purchase 27.52 ordinary shares)(8)(12)                  2,500,000     2,512,500
                                   -----------------------------------------------------------------------------------------------
                                   USA Mobile Communications, Inc. II, 14% Sr. Nts., 11/1/04              1,100,000     1,152,250
                                   -----------------------------------------------------------------------------------------------
                                   Videotron Holdings plc, 0%/11% Sr. Disc. Nts., 8/15/05(9)              1,000,000       792,500
                                                                                                                     ------------
                                                                                                                       80,840,983
                                                                                                                     ------------
                                   Total Corporate Bonds and Notes (Cost $497,865,677)                                501,754,372

                                   16  Oppenheimer Champion Income Fund

                                                                                                                     MARKET VALUE
                                                                                                       SHARES        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS--0.5%
----------------------------------------------------------------------------------------------------------------------------------
                                   Atlas Air, Inc.(14)                                                        9,800  $    257,250
                                   -----------------------------------------------------------------------------------------------
                                   EchoStar Communications Corp., Cl. A(14)                                  14,000       287,000
                                   -----------------------------------------------------------------------------------------------
                                   ECM Fund, L.P.I. (4)                                                          75        75,375
                                   -----------------------------------------------------------------------------------------------
                                   El Paso Electric Co. (14)                                                 56,400       338,400
                                   -----------------------------------------------------------------------------------------------
                                   Equitable Bag, Inc.(4)(14)                                                 2,261        11,305
                                   -----------------------------------------------------------------------------------------------
                                   Grand Union Co.(14)                                                        1,767         6,295
                                   -----------------------------------------------------------------------------------------------
                                   Greate Bay Casino Corp.(14)                                                1,678         2,517
                                   -----------------------------------------------------------------------------------------------
                                   Hollywood Casino Corp., Cl. A(14)                                         10,000        35,000
                                   -----------------------------------------------------------------------------------------------
                                   News Corp. Ltd., Sponsored ADR, Preference                                 2,901        43,152
                                   -----------------------------------------------------------------------------------------------
                                   Omnipoint Corp.(4)(14)                                                    50,000       463,125
                                   -----------------------------------------------------------------------------------------------
                                   Southwest Airlines Co.                                                    53,100     1,174,838
                                   -----------------------------------------------------------------------------------------------
                                   Triangle Wire & Cable, Inc.(4)(14)                                         9,500         9,500
                                   -----------------------------------------------------------------------------------------------
                                   WorldCom, Inc.                                                            52,000     1,144,000
                                                                                                                     ------------
                                   Total Common Stocks (Cost $4,573,766)                                                3,847,757

----------------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS--3.2%
----------------------------------------------------------------------------------------------------------------------------------
                                   American Radio Systems Corp., 11.375% Cum. Exchangeable
                                   Preferred Stock(8)(11)                                                     8,317       817,145
                                   -----------------------------------------------------------------------------------------------
                                   Cablevision Systems Corp.:
                                   11.125% Exchangeable Preferred Stock, Series M(11)                         4,526       405,077
                                   8.50% Cum. Cv., Series I                                                  28,900       596,062
                                   -----------------------------------------------------------------------------------------------
                                   California Federal Bank:
                                   10.625% Non-Cum., Series B                                                 5,040       554,400
                                   11.50% Non-Cum.                                                           11,700     1,322,100
                                   -----------------------------------------------------------------------------------------------
                                   CRIIMI MAE, Inc., 10.875% Cum. Cv. Preferred Stock, Series B              12,000       405,000
                                   -----------------------------------------------------------------------------------------------
                                   Earthwatch, Inc., 12% Cv. Sr. Preferred Stock, Series C(4)(11)           110,000     1,144,000
                                   -----------------------------------------------------------------------------------------------
                                   El Paso Electric Co., 11.40% Series A Preferred Stock(11)                 15,890     1,755,845
                                   -----------------------------------------------------------------------------------------------
                                   Fidelity Federal Bank, 12% Non-Cum. Exchangeable Perpetual
                                   Preferred Stock, Series A(4)                                              20,000       585,000
                                   -----------------------------------------------------------------------------------------------
                                   Fresenius Medical Care Trust, 9% Preferred Securities                  6,090,000     6,090,000
                                   -----------------------------------------------------------------------------------------------
                                   Glendale Federal Bank, F.S.B., 8.75% Non-Cum. Cv., Series E                8,500       499,375
                                   -----------------------------------------------------------------------------------------------
                                   K-III Communications Corp., $11.625 Exchangeable, Series B(4)(11)          8,668       949,147
                                   -----------------------------------------------------------------------------------------------
                                   NEXTLINK Communications, Inc., 14% Cum., Units
                                   (each unit consists of one sr. exchangeable preferred share and
                                   one warrant)(8)(12)(14)                                                   18,210       824,003
                                   -----------------------------------------------------------------------------------------------
                                   Panamsat Corp., 12.75% Sr. Preferred Exchangeable(4)(11)                   1,444     1,732,800
                                   -----------------------------------------------------------------------------------------------
                                   Prime Retail, Inc., $19.00 Cv., Series B                                   9,000       207,000
                                   -----------------------------------------------------------------------------------------------
                                   SD Warren Co., 14% Cum. Exchangeable, Series B(4)(14)                     30,800     1,147,300
                                   -----------------------------------------------------------------------------------------------
                                   SDW Holdings Corp., 15% Cum. Sr. Exchangeable Preferred Stock(4)(14)      47,870     1,627,580
                                   -----------------------------------------------------------------------------------------------
                                   Walden Residential Properties, Inc. Preferred Stock                       83,700     2,134,350
                                                                                                                     ------------
                                   Total Preferred Stocks (Cost $22,529,312)                                           22,796,184

                                   17  Oppenheimer Champion Income Fund

                                   STATEMENT OF INVESTMENTS   (Unaudited) (Continued)

                                                                                                                     MARKET VALUE
                                                                                                       UNITS         SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
RIGHTS, WARRANTS AND CERTIFICATES
--0.2%
----------------------------------------------------------------------------------------------------------------------------------
                                   American Communications Services, Inc. Wts., Exp. 11/05                      725  $     29,000
                                   -----------------------------------------------------------------------------------------------
                                   American Telecasting, Inc. Wts.:
                                   Exp. 6/99                                                                  5,500         4,469
                                   Exp. 8/00                                                                    850           531
                                   -----------------------------------------------------------------------------------------------
                                   Ames Department Stores, Inc., Litigation Trust(4)                         19,829           198
                                   -----------------------------------------------------------------------------------------------
                                   Australis Media Ltd. Wts., Exp. 5/00(4)                                      190             2
                                   -----------------------------------------------------------------------------------------------
                                   Becker Gaming, Inc. Wts., Exp. 11/00(4)                                   12,500         3,125
                                   -----------------------------------------------------------------------------------------------
                                   CellNet Data Systems, Inc. Wts., Exp. 6/05                                 4,000        29,500
                                   -----------------------------------------------------------------------------------------------
                                   Cellular Communications International, Inc. Wts., Exp. 8/03(4)             5,120        87,040
                                   -----------------------------------------------------------------------------------------------
                                   Comunicacion Celular SA Wts., Exp. 11/03(4)                                2,300       161,000
                                   -----------------------------------------------------------------------------------------------
                                   Federated Department Stores, Inc.:
                                   Cl. C Wts., Exp. 12/99                                                     6,741        81,735
                                   Cl. D Wts., Exp. 12/01                                                     6,741        86,790
                                   -----------------------------------------------------------------------------------------------
                                   Furniture Brands International, Inc., Series 1 Wts., Exp. 8/99            14,540       114,503
                                   -----------------------------------------------------------------------------------------------
                                   Gaylord Container Corp. Wts., Exp. 11/02                                   1,174         7,484
                                   -----------------------------------------------------------------------------------------------
                                   Hyperion Telecommunications, Inc. Wts., Exp. 4/01(4)                         265         7,950
                                   -----------------------------------------------------------------------------------------------
                                   ICG Communications, Inc. Wts., Exp. 9/05                                  17,655       105,930
                                   -----------------------------------------------------------------------------------------------
                                   In-Flight Phone Corp. Wts., Exp. 8/02                                      1,600            --
                                   -----------------------------------------------------------------------------------------------
                                   Jewel Recovery LP, Participation Units of Limited
                                   Partners' Interest                                                         1,985            --
                                   -----------------------------------------------------------------------------------------------
                                   Omnipoint Corp. Wts., Exp. 11/00(4)                                        8,000        74,100
                                   -----------------------------------------------------------------------------------------------
                                   Protection One, Inc. Wts.:
                                   Exp. 11/03(4)                                                             28,000       169,260
                                   Exp. 6/05(4)                                                              15,200        91,884
                                   -----------------------------------------------------------------------------------------------
                                   SDW Holdings Corp., Cl. B Wts., Exp. 12/06(4)                              2,812        36,556
                                   -----------------------------------------------------------------------------------------------
                                   Terex Corp. Rts., Exp. 7/97(4)                                               300            30
                                   -----------------------------------------------------------------------------------------------
                                   Trizec Corp. Wts., Exp. 7/99                                               1,985         8,393
                                   -----------------------------------------------------------------------------------------------
                                   Walden Residential Properties, Inc. Wts., Exp. 1/02(4)                    49,200        76,875
                                                                                                                     ------------
                                   Total Rights, Warrants and Certificates (Cost $314,703)                              1,176,355

                                   18  Oppenheimer Champion Income Fund

                                                                                                       FACE MARKET   VALUE
                                                                                                       AMOUNT(1)     SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
STRUCTURED INSTRUMENTS--3.9%
----------------------------------------------------------------------------------------------------------------------------------
                                   Bayerische Landesbank Girozentrale, New York Branch:
                                   Deutsche Mark Currency Protected Yield Curve CD, 6.28%, 7/25/97     $    500,000  $    506,525
                                   Lehman Brothers High Yield Bond Index Nts., 12.50%, 7/8/97             3,500,000     3,403,400
                                   Lehman Brothers High Yield Bond Index Nts., 12.50%, 8/1/97             3,000,000     2,910,300
                                   Nikkei 225 Equity-Linked Nts., 6.03%, 4/23/98                          1,500,000     1,481,700
                                   -----------------------------------------------------------------------------------------------
                                   Bayerische Landesbank, New York Branch CD, 13.75%, 8/18/97
                                   (indexed to the cross currency rates of Greek Drachma
                                   and Chilean Peso)                                                      2,300,000     2,288,500
                                   -----------------------------------------------------------------------------------------------
                                   Canadian Imperial Bank of Commerce, New York Branch:
                                   CD, 11.25%, 9/4/97 (indexed to the Russian Federation GKO,
                                   Zero Coupon, 8/27/97)(4)                                                 250,000       248,000
                                   CD, 17%, 4/2/97 (indexed to the Russian Federation GKO,
                                   Zero Coupon, 3/26/97)                                                  2,000,000     1,987,500
                                   -----------------------------------------------------------------------------------------------
                                   Canadian Imperial Bank, 17% U.S. Dollar CD Linked
                                   to South African Rand, 1/21/98                                           500,000       501,250
                                   -----------------------------------------------------------------------------------------------
                                   German Bank, New York Branch, 2x High Yield Index Nts.,
                                   11.95%, 8/5/97(4)                                                      4,000,000     3,980,000
                                   -----------------------------------------------------------------------------------------------
                                   ING (U.S.) Capital Holdings Corp., Zero Coupon GKO
                                   Pass-Through Nts., 15.059%, 5/21/97(7)                                 1,000,000       980,320
                                   -----------------------------------------------------------------------------------------------
                                   ING (U.S.) Financial Holdings Corp., Zero Coupon:
                                   Korean Won/U.S. Dollar Linked Nts., 10.87%, 6/9/97(7)                    500,000       448,720
                                   Nts., Linked to the Czech Koruna/Swiss Franc Exchange Rate,
                                   14.49%, 2/18/98(7)                                                       575,000       481,505
                                   Nts., Linked to the Greek Drachma/Swiss Franc Exchange Rate,
                                   14.83%, 12/4/97(7)                                                     1,000,000       901,830
                                   Nts., Linked to the Greek Drachma/Swiss Franc Exchange Rate,
                                   14.46%, 3/31/98(7)                                                     1,000,000       851,600
                                   Nts., Linked to the Slovakia Koruna/Swiss Franc Exchange Rate,
                                   16.54%, 8/11/97(7)                                                     1,000,000       901,000
                                   South African Rand/U.S. Dollar Linked Nts., 16.10%, 2/25/98(7)           500,000       440,050
                                   -----------------------------------------------------------------------------------------------
                                   Lehman Brothers Holdings, Inc.:
                                   S & P 500 Linked Nts., 5.459%, 4/21/97(3)                                400,000       253,560
                                   Zero Coupon U.S. Dollar Nts. Linked to Czech Koruna/Swiss Franc,
                                   15%, 12/21/98(7)                                                       1,000,000       999,500
                                   Zero Coupon U.S. Dollar Nts. Linked to Greek Drachma/Swiss Franc,
                                   15.64%, 12/23/97(7)                                                      350,000       369,950
                                   Zero Coupon U.S. Dollar Nts. Linked to Greek Drachma/Swiss Franc,
                                   15.45%, 12/26/97(7)                                                      400,000       422,480
                                   Zero Coupon U.S. Dollar Nts. Linked to Greek Drachma/Swiss Franc,
                                   15.50%, 12/30/97(7)                                                      500,000       523,300
                                   Zero Coupon U.S. Dollar Nts. Linked to Czech Koruna/Swiss Franc,
                                   15.41%, 12/29/97(7)                                                    1,000,000     1,055,700
                                   -----------------------------------------------------------------------------------------------
                                   Swiss Bank Corp., New York Branch CD, 6.05%, 6/20/97
                                   (indexed to the closing Nikkei 225 Index on 1/23/97, 5 yr.
                                   & 3 mos. Japanese Yen Swap rate & New Zealand Dollar)                  1,100,000     1,144,715
                                   -----------------------------------------------------------------------------------------------
                                   U.S. Financial Co., Goldman Sachs S & P 500 Indexed
                                   Promissory Nts., 5.05%, 4/10/97                                                        373,980
                                                                                                                     ------------
                                   Total Structured Instruments (Cost $28,003,003)                                     27,455,385

                                   19  Oppenheimer Champion Income Fund

                                   STATEMENT OF INVESTMENTS   (Unaudited) (Continued)


                                                                                                                   MARKET VALUE
                                                                                DATE       STRIKE     CONTRACTS    SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
PUT OPTIONS PURCHASED--0.0%
----------------------------------------------------------------------------------------------------------------------------------
                                   Italy (Republic of) Treasury Bonds,
                                   Buoni del Tesoro Poliennali, 9.50%,
                                   2/1/06 Put Opt.
                                   (Cost $69,613)                               7/97      99.96% ITL     2,029     $         1,421

                                                                                                      FACE
                                                                                                      AMOUNT(1)
----------------------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT--11.9%
----------------------------------------------------------------------------------------------------------------------------------

                                   Repurchase agreement with Goldman,
                                   Sachs & Co., 6.35%, dated 3/31/97,
                                   to be repurchased at $84,314,870 on
                                   4/1/97, collateralized by
                                   U.S. Treasury Nts., 6.375%--9.125%,
                                   5/15/99--8/15/05, with a value of
                                   $86,211,550 (Cost $84,300,000)                                     $84,300,000       84,300,000

----------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $690,987,999)                                                              97.7%     694,701,393
----------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS NET OF LIABILITIES                                                                               2.3       16,522,221
                                                                                                      -----------     ------------
NET ASSETS                                                                                                  100.0%    $711,223,614
                                                                                                      -----------     ------------
                                                                                                      -----------     ------------

      >
                                   1. Face amount is reported in U.S. Dollars, except for those denoted in the following currencies:
                                   CAD  --Canadian Dollar        MYR  --   Malaysian Ringgit
                                   IDR  --Indonesian Rupiah      PLZ  --   Polish Zloty
                                   ITL  --Italian Lira           SKK  --   Slovakia Koruna
                                   JPY  --Japanese Yen           ZAR  --   South African Rand
                                   MXP --Mexican Peso
                                   2. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline.
                                   The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs).
                                   Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows.
                                   3. Represents the current interest rate for a variable rate security.
                                   4. Identifies issues considered to be illiquid or restricted--See Note 8 of Notes to Financial
                                   Statements.
                                   5. Securities with an aggregate market value of $1,017,813 are held in collateralized accounts to cover initial margin requirements on open futures sales contracts. See Note 6 of Notes to
                                   Financial Statements.
                                   6.  A sufficient amount of liquid assets has been designated to cover outstanding written call and put options, as follows:

                                                  CONTRACTS/
                                                  FACE SUBJECT     EXPIRATION   EXERCISE       PREMIUM        MARKET VALUE
                                                  TO CALL/PUT      DATES        PRICE          RECEIVED       SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------------
Argentina (Republic of) Global Bonds, 11.375%,
1/30/17 Put Option                                   500,000       5/12/97      104.40% ARP      $15,000       $23,250
--------------------------------------------------------------------------------------------------------------------------
Mexican Peso Call Option                           3,500,000       4/28/97         8.02 MXP       30,450        27,475
                                                                                                 -------       -------
                                                                                                 $45,450       $50,725
                                                                                                 -------       -------
                                                                                                 -------       -------

                                   7. For zero coupon bonds, the interest rate shown is the effective yield on the date of purchase.
                                   8. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $72,135,658 or 10.14% of the Fund's net assets, at March 31, 1997.
                                   9. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.
                                   10. Non-income producing--issuer is in default of interest payment.
                                   11. Interest or dividend is paid in kind.
                                   12. Units may be comprised of several components, such as debt and equity and/or warrants to purchase equity at some point in the future. For units which represent debt securities, face amount disclosed represents total underlying principal.
                                   13. Non-income producing security.
                                   See accompanying Notes to Financial Statements.

                                   20  Oppenheimer Champion Income Fund

                                   STATEMENT OF ASSETS AND LIABILITIES   March 31, 1997 (Unaudited)
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
ASSETS                             Investments, at value (including repurchase agreement of $84,300,000)
                                   (cost $690,987,999)--see accompanying statement                                    $694,701,393
                                   -----------------------------------------------------------------------------------------------
                                   Cash                                                                                    255,422
                                   -----------------------------------------------------------------------------------------------
                                   Unrealized appreciation on forward foreign
                                   currency exchange contracts--Note 5                                                      15,244
                                   -----------------------------------------------------------------------------------------------
                                   Receivables:
                                   Investments sold                                                                     17,479,263
                                   Interest, dividends and principal paydowns                                           13,272,940
                                   Shares of beneficial interest sold                                                    6,200,827
                                   Closed forward foreign currency exchange contracts--Note 5                              322,975
                                   Daily variation on futures contracts--Note 6                                             79,616
                                   -----------------------------------------------------------------------------------------------
                                   Other                                                                                   810,183
                                                                                                                      ------------
                                   Total assets                                                                        733,137,863
                                   -----------------------------------------------------------------------------------------------
LIABILITIES                        Options written, at value (premiums received $45,450)
                                   see accompanying statement--Note 7                                                       50,725
                                   -----------------------------------------------------------------------------------------------
                                   Payables and other liabilities:
                                   Investments purchased                                                                14,726,663
                                   Shares of beneficial interest redeemed                                                4,689,064
                                   Dividends                                                                             1,541,268
                                   Distribution and service plan fees                                                      413,035
                                   Closed forward foreign currency exchange contracts--Note 5                              149,175
                                   Transfer and shareholder servicing agent fees                                            49,507
                                   Trustees' fees                                                                            1,369
                                   Other                                                                                   293,443
                                                                                                                      ------------
                                   Total liabilities                                                                    21,914,249

----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                                            $711,223,614
                                                                                                                      ------------
                                                                                                                      ------------

----------------------------------------------------------------------------------------------------------------------------------
COMPOSITION OF                     Paid-in capital                                                                    $700,758,557
NET ASSETS                         -----------------------------------------------------------------------------------------------
                                   Undistributed net investment income                                                      27,637
                                   -----------------------------------------------------------------------------------------------
                                   Accumulated net realized gain on investments and foreign
                                   currency transactions                                                                 6,333,184
                                   -----------------------------------------------------------------------------------------------
                                   Net unrealized appreciation on investments and translation
                                   of assets and liabilities denominated in foreign currencies                           4,104,236
                                                                                                                      ------------
                                   Net assets                                                                         $711,223,614
                                                                                                                      ------------
                                                                                                                      ------------

----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE                    Class A Shares:
PER SHARE                          Net asset value and redemption price per share (based on net assets
                                   of $423,589,497 and 32,925,982 shares of beneficial interest outstanding)                $12.86
                                   Maximum offering price per share (net asset value plus sales charge
                                   of 4.75% of offering price)                                                              $13.50

                                   -----------------------------------------------------------------------------------------------
                                   Class B Shares:
                                   Net asset value, redemption price and offering price per share (based on net assets of $148,022,980 and 11,516,983 shares of beneficial interest
                                   outstanding)                                                                             $12.85

                                   -----------------------------------------------------------------------------------------------
                                   Class C Shares:
                                   Net asset value, redemption price and offering price per share (based on net assets of $139,611,137 and 10,862,486 shares of beneficial interest
                                   outstanding)                                                                             $12.85
                                   See accompanying Notes to Financial Statements.

                                   21  Oppenheimer Champion Income Fund

                                   STATEMENT OF OPERATIONS   For the Six Months Ended March 31, 1997 (Unaudited)

----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME                  Interest                                                                           $ 31,200,762
                                   -----------------------------------------------------------------------------------------------
                                   Dividends                                                                               539,988
                                                                                                                      ------------
                                   Total income                                                                         31,740,750

----------------------------------------------------------------------------------------------------------------------------------
EXPENSES                           Management fees--Note 4                                                               2,078,089
                                   -----------------------------------------------------------------------------------------------
                                   Distribution and service plan fees--Note 4:
                                   Class A                                                                                 477,101
                                   Class B                                                                                 559,884
                                   Class C                                                                                 631,124
                                   -----------------------------------------------------------------------------------------------
                                   Transfer and shareholder servicing agent fees--Note 4                                   419,829
                                   -----------------------------------------------------------------------------------------------
                                   Shareholder reports                                                                     112,518
                                   -----------------------------------------------------------------------------------------------
                                   Registration and filing fees:
                                   Class A                                                                                  20,146
                                   Class B                                                                                  19,864
                                   Class C                                                                                   8,374
                                   -----------------------------------------------------------------------------------------------
                                   Custodian fees and expenses                                                              24,719
                                   -----------------------------------------------------------------------------------------------
                                   Legal and auditing fees                                                                   9,062
                                   -----------------------------------------------------------------------------------------------
                                   Insurance expenses                                                                        3,952
                                   -----------------------------------------------------------------------------------------------
                                   Trustees' fees and expenses                                                               3,638
                                   -----------------------------------------------------------------------------------------------
                                   Other                                                                                    12,683
                                                                                                                      ------------
                                   Total expenses                                                                        4,380,983

----------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                                                                   27,359,767

----------------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED            Net realized gain (loss) on:
GAIN (LOSS)                        Investments                                                                           7,490,581
                                   Closing of futures contracts                                                            575,391
                                   Closing and expiration of options written                                              (311,494)
                                   Foreign currency transactions                                                          (299,265)
                                                                                                                      ------------
                                   Net realized gain                                                                     7,455,213

                                   -----------------------------------------------------------------------------------------------
                                   Net change in unrealized appreciation or depreciation on:
                                   Investments                                                                         (12,430,199)
                                   Translation of assets and liabilities denominated in foreign currencies                (106,381)
                                                                                                                      ------------
                                   Net change                                                                          (12,536,580)
                                                                                                                      ------------
                                   Net realized and unrealized loss                                                     (5,081,367)

----------------------------------------------------------------------------------------------------------------------------------
Net Increase in Net Assets Resulting From Operations                                                                  $ 22,278,400
                                                                                                                      ------------
                                                                                                                      ------------

                                   See accompanying Notes to Financial Statements.

                                   22  Oppenheimer Champion Income Fund

                                   STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                  SIX MONTHS ENDED    YEAR ENDED
                                                                                                  MARCH 31, 1997      SEPTEMBER 30,
                                                                                                  (UNAUDITED)         1996
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
OPERATIONS                         Net investment income                                          $ 27,359,767        $ 37,363,248
                                   -----------------------------------------------------------------------------------------------
                                   Net realized gain                                                 7,455,213           2,827,552
                                   -----------------------------------------------------------------------------------------------
                                   Net change in unrealized appreciation or depreciation           (12,536,580)         12,310,743
                                                                                                  ------------        ------------
                                   Net increase in net assets resulting from operations             22,278,400          52,501,543
----------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS        Dividends from net investment income:
TO SHAREHOLDERS                    Class A                                                         (17,609,563)        (27,408,362)
                                   Class B                                                          (4,560,537)         (2,625,608)
                                   Class C                                                          (5,189,731)         (7,329,215)

----------------------------------------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST                Net increase in net assets resulting from beneficial
TRANSACTIONS                       interest transactions--Note 2:
                                   Class A                                                          67,032,303          93,320,881
                                   Class B                                                          67,442,141          80,797,723
                                   Class C                                                          27,625,198          44,878,194

----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS                         Total increase                                                  157,018,211         234,135,156
                                   -----------------------------------------------------------------------------------------------
                                   Beginning of period                                             554,205,403         320,070,247
                                                                                                  ------------        ------------
                                   End of period (including undistributed net investment
                                   income of $27,638 and $27,701, respectively)                   $711,223,614        $554,205,403
                                                                                                  ------------        ------------
                                                                                                  ------------        ------------

                                   See accompanying Notes to Financial Statements.

                                   23  Oppenheimer Champion Income Fund


FINANCIAL HIGHLIGHTS

                                                    CLASS A
                                                    ------------------------------------------------------------------------------
                                                    SIX MONTHS
                                                    ENDED
                                                    MARCH 31, 1997    YEAR ENDED SEPTEMBER 30,
                                                    (UNAUDITED)       1996            1995        1994        1993        1992
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA:
Net asset value, beginning of period                    $12.92            $12.47        $12.32      $12.90      $12.26      $11.49
----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                      .59              1.15          1.05        1.10        1.22        1.41
Net realized and unrealized gain (loss)                   (.06)              .44           .14        (.38)        .64         .77
                                                      --------          --------      --------    --------    --------    --------
Total income from investment operations                    .53              1.59          1.19         .72        1.86        2.18

----------------------------------------------------------------------------------------------------------------------------------
Dividends and distributions to shareholders:
Dividends from net investment income                      (.59)            (1.14)        (1.04)      (1.10)      (1.22)      (1.41)
Dividends in excess of net investment income                --                --            --        (.01)         --          --
Distributions in excess of net realized gain                --                --            --        (.19)         --          --
                                                      --------          --------      --------    --------    --------    --------
Total dividends and distributions to shareholders         (.59)            (1.14)        (1.04)      (1.30)      (1.22)      (1.41)
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                          $12.86            $12.92        $12.47      $12.32      $12.90      $12.26
                                                      --------          --------      --------    --------    --------    --------
                                                      --------          --------      --------    --------    --------    --------

----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE(4)                       4.09%            13.28%        10.09%       5.61%      15.92%      19.94%

----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)              $423,589          $359,208      $255,139    $160,505    $104,465     $47,125
----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                     $394,080          $305,638      $204,917    $135,431   $  73,334     $28,270
----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
Net investment income                                     9.46%(5)          8.97%         8.45%       8.49%       9.52%      11.60%
Expenses                                                  1.09%(5)          1.17%         1.18%       1.22%       1.24%       1.35%
----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(6)                                76.0%             95.0%         72.5%      108.0%      116.2%      121.5%

1. For the period from December 1, 1993 (inception of offering) to September 30, 1994.
2. For the period from October 2, 1995 to March 31, 1996.
3. Less than $.005 per share.
4. Assumes a hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns.
Total returns are not annualized for periods of less than one full year.

24  Oppenheimer Champion Income Fund

                                                    CLASS B                                           CLASS C
                                                    ----------------------------  ----------------------------------------------
                                                    SIX MONTHS        PERIOD      SIX MONTHS
                                                    ENDED             ENDED       ENDED
                                                    MARCH 31, 1997    SEPT. 30,   MARCH 31, 1997 YEAR ENDED SEPTEMBER  30,
                                                    (UNAUDITED)       1996(2)     (UNAUDITED)    1996        1995       1994(1)
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA:
Net asset value, beginning of period                  $12.91            $12.47      $12.91         $12.46      $12.32     $13.13
--------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                    .53              1.03         .54           1.06         .95        .75
Net realized and unrealized gain (loss)                 (.06)              .44        (.06)           .44         .13       (.60)
                                                    --------          --------    --------       --------    --------   --------
Total income from investment operations                  .47              1.47         .48           1.50        1.08        .15

--------------------------------------------------------------------------------------------------------------------------------
Dividends and distributions to shareholders:
Dividends from net investment income                    (.53)            (1.03)       (.54)         (1.05)       (.94)      (.77)
Dividends in excess of net investment income              --                --          --             --          --       --(3)
Distributions in excess of net realized gain              --                --          --             --          --       (.19)
                                                    --------          --------    --------       --------    --------   --------
Total dividends and distributions to shareholders       (.53)            (1.03)       (.54)         (1.05)       (.94)      (.96)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                        $12.85            $12.91      $12.85         $12.91      $12.46     $12.32
                                                    --------          --------    --------       --------    --------   --------
                                                    --------          --------    --------       --------    --------   --------

--------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE(4)                     3.69%            12.20%       3.70%         12.44%       9.16%      1.11%

--------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)            $148,023           $82,052    $139,611       $112,945     $64,932    $27,743
--------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                   $112,786           $33,189    $127,051        $89,416     $43,584    $13,693
--------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
Net investment income                                   8.70%(5)          7.90%(5)    8.70%(5)       8.19%       7.63%      7.24%(5)
Expenses                                                1.86%(5)          1.97%(5)    1.84%(5)       1.93%       1.95%      1.94%(5)
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(6)                              76.0%             95.0%       76.0%          95.0%       72.5%     108.0%

5. Annualized.
6. The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.  Purchases and sales of investment securities (excluding short-term securities)
for the period ended March 31, 1997 were $519,513,343 and $445,310,562, respectively.
See accompanying Notes to Financial Statements.

                             25  Oppenheimer Champion Income Fund

                              NOTES TO FINANCIAL STATEMENTS   (Unaudited)

--------------------------------------------------------------------------------
1. SIGNIFICANT                Oppenheimer Champion Income Fund (the Fund) is
   ACCOUNTING POLICIES        registered under the Investment Company Act of
                              1940, as amended, as a diversified, open-end
                              management investment company. The Fund's
                              investment objective is to seek a high level of
                              current income primarily through investing in a
                              diversified portfolio of high yield fixed income
                              securities. The Fund's investment adviser is
                              OppenheimerFunds, Inc. (the Manager). The Fund
                              offers Class A, Class B and Class C shares. Class
                              A shares are sold with a front-end sales charge.
                              Class B and Class C shares may be subject to a
                              contingent deferred sales charge. All classes of
                              shares have identical rights to earnings, assets
                              and voting privileges, except that each class has
                              its own distribution and/or service plan, expenses
                              directly attributable to a particular class and
                              exclusive voting rights with respect to matters
                              affecting a single class. Class B shares will
                              automatically convert to Class A shares six years
                              after the date of purchase. The following is a
                              summary of significant accounting policies
                              consistently followed by the Fund.
                              --------------------------------------------------
                              INVESTMENT VALUATION. Portfolio securities are
                              valued at the close of the New York Stock Exchange
                              on each trading day. Listed and unlisted
                              securities for which such information is regularly
                              reported are valued at the last sale price of the
                              day or, in the absence of sales, at values based
                              on the closing bid or the last sale price on the
                              prior trading day. Long-term and short-term
                              "non-money market" debt securities are valued by a
                              portfolio pricing service approved by the Board of
                              Trustees. Such securities which cannot be valued
                              by the approved portfolio pricing service are
                              valued using dealer-supplied valuations provided
                              the Manager is satisfied that the firm rendering
                              the quotes is reliable and that the quotes reflect
                              current market value, or are valued under
                              consistently applied procedures established by the
                              Board of Trustees to determine fair value in good
                              faith. Short-term "money market type" debt
                              securities having a remaining maturity of 60 days
                              or less are valued at cost (or last determined
                              market value) adjusted for amortization to
                              maturity of any premium or discount. Forward
                              foreign currency exchange contracts are valued
                              based on the closing prices of the forward
                              currency contract rates in the London foreign
                              exchange markets on a daily basis as provided by a
                              reliable bank or dealer. Options are valued based
                              upon the last sale price on the principal exchange
                              on which the option is traded or, in the absence
                              of any transactions that day, the value is based
                              upon the last sale price on the prior trading date
                              if it is within the spread between the closing bid
                              and asked prices. If the last sale price is
                              outside the spread, the closing bid is used.
                              --------------------------------------------------
                              SECURITY CREDIT RISK. The Fund invests in high
                              yield securities, which may be subject to a
                              greater degree of credit risk, greater market
                              fluctuations and risk of loss of income and
                              principal, and may be more sensitive to economic
                              conditions than lower-yielding, higher-rated fixed
                              income securities. The Fund may acquire securities
                              in default, and is not obligated to dispose of
                              securities whose issuers subsequently default. At
                              March 31, 1997, securities with an aggregate
                              market value of $1,180,250, representing 0.17% of
                              the Fund's net assets, were in default.
                              --------------------------------------------------
                              FOREIGN CURRENCY TRANSLATION. The accounting
                              records of the Fund are maintained in U.S.
                              dollars. Prices of securities denominated in
                              foreign currencies are translated into U.S.
                              dollars at the closing rates of exchange. Amounts
                              related to the purchase and sale of securities and
                              investment income are translated at the rates of
                              exchange prevailing on the respective dates of
                              such transactions.
                                        The effect of changes in foreign
                              currency exchange rates on investments is
                              separately identified from the fluctuations
                              arising from changes in market values of
                              securities held and reported with all other
                              foreign currency gains and losses in the Fund's
                              Statement of Operations.
                              --------------------------------------------------
                              REPURCHASE AGREEMENTS. The Fund requires the
                              custodian to take possession, to have legally
                              segregated in the Federal Reserve Book Entry
                              System or to have segregated within the
                              custodian's vault, all securities held as
                              collateral for repurchase agreements. The market
                              value of the underlying securities is required to
                              be at least 102% of the resale price at the time
                              of purchase. If the seller of the agreement
                              defaults and the value of the collateral declines,
                              or if the seller enters an insolvency proceeding,
                              realization of the value of the collateral by the
                              Fund may be delayed or limited.
                              --------------------------------------------------
                              ALLOCATION OF INCOME, EXPENSES, AND GAINS AND
                              LOSSES. Income, expenses (other than those attributable to a specific class) and gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

                              26  Oppenheimer Champion Income Fund

--------------------------------------------------------------------------------
1. SIGNIFICANT                FEDERAL TAXES. The Fund intends to continue to
   ACCOUNTING POLICIES        comply with provisions of the Internal Revenue
   (CONTINUED)                Code applicable to regulated investment companies
                              and to distribute all of its taxable income,
                              including any net realized gain on investments not
                              offset by loss carryovers, to shareholders.
                              Therefore, no federal income or excise tax
                              provision is required.
                              --------------------------------------------------
                              DISTRIBUTIONS TO SHAREHOLDERS. The Fund intends to
                              declare dividends separately for Class A, Class B
                              and Class C shares from net investment income each
                              day the New York Stock Exchange is open for
                              business and pay such dividends monthly.
                              Distributions from net realized gains on
                              investments, if any, will be declared at least
                              once each year.
                              --------------------------------------------------
                              CLASSIFICATION OF DISTRIBUTIONS TO SHAREHOLDERS.
                              Net investment income (loss) and net realized gain
                              (loss) may differ for financial statement and tax
                              purposes primarily because of the recognition of
                              certain foreign currency gains (losses) as
                              ordinary income (loss) for tax purposes. The
                              character of the distributions made during the
                              year from net investment income or net realized
                              gains may differ from their ultimate
                              characterization for federal income tax purposes.
                              Also, due to timing of dividend distributions, the
                              fiscal year in which amounts are distributed may
                              differ from the year that the income or realized
                              gain was recorded by the Fund.
                              --------------------------------------------------
                              OTHER. Investment transactions are accounted for on the date the investments are purchased or sold
                              (trade date) and dividend income is recorded on the ex-dividend date. Discount on securities purchased is amortized over the life of the respective securities, in accordance with federal income tax requirements. Realized gains and losses on investments and unrealized appreciation and depreciation are determined on an identified cost basis, which is the same basis used for federal income tax purposes. Dividends-in-kind are recognized as income on the ex-dividend date, at the current market value of the underlying security. Interest on payment-in-kind debt instruments is accrued as income at the coupon rate and a market adjustment is made periodically.
                                        The preparation of financial statements
                              in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF                  The Fund has authorized an unlimited number of no
   BENEFICIAL INTEREST        par value shares of beneficial interest of each
                              class. Transactions in shares of beneficial interest were as follows:

                                                  SIX MONTHS ENDED MARCH 31, 1997              YEAR ENDED SEPTEMBER 30, 1996(1)
                                                  ----------------------------------           ----------------------------------
                                                  SHARES                 AMOUNT                SHARES                 AMOUNT
---------------------------------------------------------------------------------------------------------------------------------
Class A:
Sold                                               7,860,505            $102,851,183           13,390,615            $170,144,406
Dividends and distributions reinvested               906,084              11,832,508            1,445,851              18,398,126
Redeemed                                          (3,648,997)            (47,651,388)          (7,492,035)            (95,221,651)
                                                  ----------            ------------           ----------            ------------
Net increase                                       5,117,592             $67,032,303            7,344,431             $93,320,881
                                                  ----------            ------------           ----------            ------------
                                                  ----------            ------------           ----------            ------------

---------------------------------------------------------------------------------------------------------------------------------
Class B:
Sold                                               5,531,949             $72,301,661            6,824,247             $86,737,093
Dividends and distributions reinvested               214,424               2,797,446              132,964               1,694,762
Redeemed                                            (587,168)             (7,656,966)            (599,433)             (7,634,132)
                                                  ----------            ------------           ----------            ------------
Net increase                                       5,159,205             $67,442,141            6,357,778             $80,797,723
                                                  ----------            ------------           ----------            ------------
                                                  ----------            ------------           ----------            ------------

---------------------------------------------------------------------------------------------------------------------------------
Class C:
Sold                                               3,186,017             $41,657,588            4,628,427             $58,715,116
Dividends and distributions reinvested               281,089               3,667,102              401,746               5,108,872
Redeemed                                          (1,356,368)            (17,699,492)          (1,490,391)            (18,945,794)
                                                  ----------            ------------           ----------            ------------
Net increase                                       2,110,738             $27,625,198            3,539,782             $44,878,194
                                                  ----------            ------------           ----------            ------------
                                                  ----------            ------------           ----------            ------------

1. For the year ended September 30, 1996 for Class A and Class C shares and for the period from October 2, 1995 (inception of offering) to September 30, 1996 for Class B shares.

27  Oppenheimer Champion Income Fund

---------------------------------------------------------------------------
3. UNREALIZED GAINS AND  At March 31, 1997, net unrealized appreciation on
LOSSES ON INVESTMENTS    investments and options written of $3,708,119 was
                         composed of gross appreciation of $15,359,069, and gross depreciation of $11,650,950.

---------------------------------------------------------------------------
4. MANAGEMENT FEES       Management fees paid to the Manager were in
AND OTHER TRANSACTIONS   accordance with the investment advisory agreement
WITH AFFILIATES          with the Fund which provides for a fee of 0.70% on
                         the first $250 million of average annual net assets, 0.65% on the next $250 million, 0.60% on the next $500 million and 0.55% on net assets in excess of $1 billion.
                                   For the six months ended March 31, 1997,
                         commissions (sales charges paid by investors) on sales of Class A shares totaled $1,304,734, of which $368,570 was retained by OppenheimerFunds
                         Distributor, Inc. (OFDI), a subsidiary of the Manager, as general distributor, and by an affiliated broker/dealer. Sales charges advanced to broker/dealers by OFDI on sales of the Fund's
                         Class B and Class C shares totaled $2,511,162 and
                         $377,189, of which $48,231 and $4,512,
                         respectively, was paid to an affiliated
                         broker/dealer. During the six months ended March
                         31, 1997, OFDI received contingent deferred sales charges of $62,337 and $29,306, respectively, upon redemption of Class B and Class C shares, as reimbursement for sales commissions advanced by OFDI at the time of sale of such shares.
                                   OppenheimerFunds Services (OFS), a
                         division of the Manager, is the transfer and shareholder servicing agent for the Fund, and for other registered investment companies. OFS's total costs of providing such services are allocated ratably to these companies.
                                   The Fund has adopted a Service Plan for
                         Class A shares to reimburse OFDI for a portion of its costs incurred in connection with the personal service and maintenance of accounts that hold
                         Class A shares. Reimbursement is made quarterly at an annual rate that may not exceed 0.25% of the average annual net assets of Class A shares of the Fund. OFDI uses the service fee to reimburse brokers, dealers, banks and other financial institutions quarterly for providing personal service and maintenance of accounts of their customers that hold Class A shares. During the six months ended March 31, 1997, OFDI paid $20,613 to an affiliated broker/dealer as reimbursement for Class A personal service and maintenance expenses.
                                   The Fund has adopted a compensation type
                         Distribution and Service Plan for Class B shares to compensate OFDI for its services and costs in distributing Class B shares and servicing accounts. Under the Plan, the Fund pays OFDI an annual asset-based sales charge of 0.75% per year on Class B shares. OFDI also receives a service fee of 0.25% per year to compensate dealers for providing personal services for accounts that hold
                         Class B shares. Both fees are computed on the average annual net assets of Class B shares, determined as of the close of each regular business day. During the six months ended March
                         31, 1997, OFDI retained $537,586 as compensation for Class B sales commissions and service fee advances, as well as financing costs. If the Plan is terminated by the Fund, the Board of Trustees may allow the Fund to continue payments of the asset-based sales charge to OFDI for certain expenses it incurred before the Plan was terminated. As of March 31, 1997, OFDI had incurred unreimbursed expenses of $5,788,087 for Class B.
                                   The Fund has adopted a reimbursement
                         type Distribution and Service Plan for Class C shares to reimburse OFDI for its services and costs in distributing Class C shares and servicing accounts. Under the Plan, the Fund pays OFDI an annual asset-based sales charge of 0.75% per year on Class C shares. OFDI also receives a service fee of 0.25% per year to reimburse dealers for providing personal services for accounts that hold
                         Class C shares. Both fees are computed on the average annual net assets of Class C shares, determined as of the close of each regular business day. During the six months ended March
                         31, 1997, OFDI paid $5,323 to an affiliated broker/dealer as reimbursement for Class C personal service and maintenance expenses and retained $279,096 as reimbursement for Class C sales commissions and service fee advances, as well as financing costs. If the Plan is terminated by the Fund, the Board of Trustees may allow the Fund to continue payments of the asset-based sales charge to OFDI for certain expenses it incurred before the Plan was terminated. As of March 31, 1997, OFDI had incurred unreimbursed expenses of $1,738,944 for Class C.

---------------------------------------------------------------------------
5. FORWARD CONTRACTS     A forward foreign currency exchange contract
                         (forward contract) is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate.
                                   The Fund uses forward contracts to seek
                         to manage foreign currency risks. They may also be used to tactically shift portfolio currency risk.
                         The Fund generally enters into forward contracts as a hedge upon the purchase or sale of a security denominated in a foreign currency. In addition, the Fund may enter into such contracts as a hedge against changes in foreign currency exchange rates on portfolio positions.


                         28  Oppenheimer Champion Income Fund

--------------------------------------------------------------------------------
5. FORWARD CONTRACTS          Forward contracts are valued based on the closing
   (CONTINUED)                prices of the forward currency contract rates in
                              the London foreign exchange markets on a daily basis as provided by a reliable bank or dealer.
                              The Fund will realize a gain or loss upon the closing or settlement of the forward transaction.
                                        Securities held in segregated accounts
                              to cover net exposure on outstanding forward contracts are noted in the Statement of Investments where applicable. Unrealized appreciation or depreciation on forward contracts is reported in the Statement of Assets and Liabilities. Realized gains and losses are reported with all other foreign currency gains and losses in the Fund's Statement of Operations.
                                        Risks include the potential inability of
                              the counterparty to meet the terms of the contract and unanticipated movements in the value of a foreign currency relative to the U.S. Dollar.

                              At March 31, 1997, the Fund had outstanding forward contracts to purchase foreign currencies as follows:

                              EXPIRATION          CONTRACT        VALUATION AS OF   UNREALIZED
                              DATES               AMOUNT (000S)   MARCH 31, 1997    APPRECIATION
------------------------------------------------------------------------------------------------
Polish Zloty (PLZ)            4/2/97              5,779 PLZ       $1,879,787        $ 8,767
South African Rand (ZAR)      4/3/97              8,877 ZAR        2,006,527          6,477
                                                                  ----------        -------
                                                                  $3,886,314        $15,244
                                                                  ----------        -------
                                                                  ----------        -------

--------------------------------------------------------------------------------
6. FUTURES CONTRACTS          The Fund may buy and sell interest rate futures
                              contracts in order to gain exposure to or protect against changes in interest rates. The Fund may also buy or write put or call options on these futures contracts.
                                        The Fund generally sells futures
                              contracts to hedge against increases in interest rates and the resulting negative effect on the value of fixed rate portfolio securities. The Fund may also purchase futures contracts to gain exposure to changes in interest rates as it may be more efficient or cost effective than actually buying fixed income securities.
                                        Upon entering into a futures contract,
                              the Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value.
                              Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.
                                        Securities held in collateralized
                              accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. The Statement of Assets and
                              Liabilities reflects a receivable or payable for the daily mark to market for variation margin.
                                        Risks of entering into futures contracts
                              (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

                              At March 31, 1997, the Fund had outstanding futures contracts as follows:


                                                  NUMBER OF           VALUATION AS OF   UNREALIZED
                              EXPIRATION DATES    FUTURES CONTRACTS   MARCH 31, 1997    APPRECIATION
----------------------------------------------------------------------------------------------------
Standard & Poor's 500         6/97                  6                 $ 2,274,000       $119,250
U.S. Treasury Bonds, 30 yr.   6/97                207                  22,194,281        277,313
                                                                      -----------       --------
                                                                      $24,468,281       $396,563
                                                                      -----------       --------
                                                                      -----------       --------

--------------------------------------------------------------------------------
7. OPTION ACTIVITY            The Fund may buy and sell put and call options, or
                              write put and covered call options on portfolio securities in order to produce incremental earnings or protect against changes in the value of portfolio securities.
                                        The Fund generally purchases put options
                              or writes covered call options to hedge against adverse movements in the value of portfolio holdings. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.
                                        Options are valued daily based upon the
                              last sale price on the principal exchange on which the option is traded and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss upon the expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid.

                              29  Oppenheimer Champion Income Fund

-----------------------------------------------------------------------------
7. OPTION ACTIVITY         Securities designated to cover outstanding call
   (CONTINUED)             options are noted in the Statement of Investments
                           where applicable. Shares subject to call, expiration date, exercise price, premium received and market value are detailed in a footnote to the Statement of Investments. Options written are reported as a liability in the Statement of Assets and Liabilities. Gains and losses are reported in the Statement of Operations.
                                     The risk in writing a call option is
                           that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

                           Written call option activity for the six months ended March 31, 1997 was as follows:

                                       CALL OPTIONS                     PUT OPTIONS
                                       --------------------------       -------------------------
                                       NUMBER OF        AMOUNT OF       NUMBER OF       AMOUNT OF
                                       OPTIONS          PREMIUMS        OPTIONS         PREMIUMS
-------------------------------------------------------------------------------------------------
Options outstanding at
September 30, 1996                          11,000      $  74,680             --        $    --
Options written                         31,177,408        340,740        759,470         18,996
Options closed or expired              (23,922,008)      (331,917)      (758,750)        (2,808)
Options exercised                       (3,766,400)       (53,053)          (220)        (1,188)
                                       -----------      ---------       --------        -------
Options outstanding at
March 31, 1997                           3,500,000      $  30,450            500        $15,000
                                       -----------      ---------       --------        -------
                                       -----------      ---------       --------        -------

-----------------------------------------------------------------------------
8. ILLIQUID AND RESTRICTED At March 31, 1997, investments in securities
   SECURITIES              included issues that are illiquid or restricted.
                           Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may be considered illiquid if it lacks a readily-available market or if its valuation has not changed for a certain period of time. The Fund intends to invest no more than 10% of its net assets (determined at the time of purchase and reviewed from time to time) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limit. The aggregate value of illiquid or restricted securities subject to this limitation at March 31, 1997 was $63,604,680, which represents 8.94% of the Fund's net assets.
                           Information concerning restricted securities is as follows:

                                                                                                VALUATION
                                                                                                PER UNIT AS OF
SECURITY                                                ACQUISITION DATES     COST PER UNIT     MARCH 31, 1997
--------------------------------------------------------------------------------------------------------------
BONDS
Arizona Charlie's Inc., 12% First Mtg. Nts.,
Series A, 11/15/00                                       11/18/93                   100.00%             68.00%
--------------------------------------------------------------------------------------------------------------
Capitol Queen & Casino, Inc., 12% First Mtg. Nts.,
Series A, 11/15/00                                       11/18/93                    95.74              17.00
--------------------------------------------------------------------------------------------------------------
ECM Fund, L.P.I., 14% Sub. Nts., 6/10/02                  7/28/92                   100.50             110.50

STOCKS AND WARRANTS
Becker Gaming, Inc. Wts., Exp. 11/00                     11/18/93                    $2.00               $.25
--------------------------------------------------------------------------------------------------------------
ECM Fund, L.P.I.                                          4/14/92                 1,000.00           1,005.00
--------------------------------------------------------------------------------------------------------------
Omnipoint Corp.                                           1/26/96                    16.00               9.26
--------------------------------------------------------------------------------------------------------------
Omnipoint Corp. Wts., Exp. 11/00                         11/29/95                       --               9.26
--------------------------------------------------------------------------------------------------------------
Triangle Wire & Cable, Inc.                                5/2/94                     9.50               1.00

30  Oppenheimer Champion Income Fund

OPPENHEIMER CHAMPION INCOME FUND

--------------------------------------------------------------------------------
OFFICERS AND TRUSTEES    James C. Swain, Chairman and Chief Executive Officer
                         Bridget A. Macaskill, Trustee and President
                         Robert G. Avis, Trustee
                         William A. Baker, Trustee
                         Charles Conrad, Jr., Trustee
                         Jon S. Fossel, Trustee
                         Sam Freedman, Trustee
                         Raymond J. Kalinowski, Trustee
                         C. Howard Kast, Trustee
                         Robert M. Kirchner, Trustee
                         Ned M. Steel, Trustee
                         George C. Bowen, Vice President, Treasurer and
                         Assistant Secretary
                         Andrew J. Donohue, Vice President and Secretary
                         Ralph W. Stellmacher, Vice President
                         Robert J. Bishop, Assistant Treasurer
                         Scott T. Farrar, Assistant Treasurer
                         Robert G. Zack, Assistant Secretary

--------------------------------------------------------------------------------
INVESTMENT ADVISER       OppenheimerFunds, Inc.

--------------------------------------------------------------------------------
Distributor              OppenheimerFunds Distributor, Inc.

--------------------------------------------------------------------------------
TRANSFER AND             OppenheimerFunds Services
SHAREHOLDER
SERVICING AGENT

--------------------------------------------------------------------------------
CUSTODIAN OF             The Bank of New York
PORTFOLIO SECURITIES

--------------------------------------------------------------------------------
INDEPENDENT AUDITORS     Deloitte & Touche LLP

--------------------------------------------------------------------------------
LEGAL COUNSEL            Myer, Swanson, Adams & Wolf, P.C.

                         The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors. This is a copy of a report to shareholders of Oppenheimer Champion Income Fund. This report must be preceded or accompanied by a Prospectus of Oppenheimer Champion Income Fund. For material information concerning the Fund, see the Prospectus. Shares of Oppenheimer funds are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including possible loss of the principal amount invested.

                         31  Oppenheimer Champion Income Fund

INFORMATION

General Information
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Saturday 10 a.m.-2 p.m. ET

1-800-525-7048

Telephone Transactions
Monday-Friday 8:30 a.m.-8 p.m. ET

1-800-852-8457

PhoneLink
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information and transactions

1-800-533-3310

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Monday-Friday 8:30 a.m.-8 p.m. ET

1-800-843-4461

OppenheimerFunds
Information Hotline
24 hours a day, timely and insightful
messages on the economy and
issues that affect your investments

1-800-835-3104



RS0190.001.0397       May 31, 1997

"HOW MAY I HELP YOU?"


As an Oppenheimer fund shareholder, you have some special privileges. Whether it's automatic investment plans, informative newsletters and hotlines, or ready account access, you can benefit from services designed to make investing simple.
     And when you need help, our Customer Service Representatives are only a toll-free phone call away. They can provide information about your account and handle administrative requests. You can reach them at our General Information number.
     When you want to make a transaction, you can do it easily by calling our toll-free Telephone Transactions number. And, by enrolling in AccountLink, a convenient service that "links" your Oppenheimer funds accounts and your bank checking or savings account, you can use the Telephone Transactions number to
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     For added convenience, you can get automated information with
OppenheimerFunds PhoneLink service, available 24 hours a day, 7 days a week. PhoneLink gives you access to a variety of fund, account, and market information. Of course, you can always speak with a Customer Service Representative during the General Information hours shown at the left.
     You can count on us whenever you need assistance. That's why the International Customer Service Association, an independent, nonprofit organization made up of over 3,200 customer service management professionals from around the country, honored the Oppenheimer funds' transfer agent, OppenheimerFunds Services, with their Award of Excellence in 1993.

     So call us today--we're here to help.

[PHOTO]
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OppenheimerFunds Services

-------------------------------------------------------------------------------
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